UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period :	January 1, 2014 — December 31, 2014

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|14

Annual report

Putnam VT
Global Asset Allocation Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

The falling price of oil has captured headlines in recent months and is having a sustained effect on markets and economies worldwide. Cheaper oil allows many consumers and businesses to shift spending to other priorities. At the same time, the decline reflects greater pessimism about global growth, and it is having a negative impact on the energy sector — not just in the United States, but wherever energy is a key export.

This change in the investing environment has contributed to an increase in market volatility. Although the U.S. economy continues to grow, economic challenges in Europe, China, and Japan are causing uncertainty.

Compared with recent years, we may see more tempered returns from equity and fixed-income markets. While a number of positive trends continue, including an improving housing market and a brighter employment situation, investors should also be alert to a possible increase in short-term interest rates that is widely expected to occur in 2015. History suggests that rising rates could generate headwinds for markets.

In all types of market conditions, Putnam offers a wide range of flexible strategies. Our experienced investment teams employ new ways of thinking about building portfolios for both the opportunities and risks in today’s markets. In this dynamic environment, it may be an opportune time for you to meet with your financial advisor to ensure that your portfolio is properly aligned with your goals and tolerance for risk.

As always, thank you for investing with Putnam.

Performance summary (as of 12/31/14)

Investment objective

Long-term return consistent with preservation of capital

Net asset value December 31, 2014

Class IA: $19.21	Class IB: $19.35

Total return at net asset value

					Putnam
			Russell	Barclays U.S.	Balanced
	Class IA	Class IB	3000	Aggregate	Blended
(as of 12/31/14)	shares*	shares†	Index	Bond Index	Benchmark

1 year	9.66%	9.42%	12.56%	5.97%	7.94%

5 years	72.67	70.53	106.72	24.31	65.14
Annualized	11.54	11.27	15.63	4.45	10.55

10 years	95.29	91.06	114.75	58.42	92.77
Annualized	6.92	6.69	7.94	4.71	6.78

Life	684.09	650.65	1,328.98	468.68	—
Annualized	7.95	7.78	10.42	6.69	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies. The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Short-term investments and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s managers

How would you describe the investment environment during the 12-month reporting period ended December 31, 2014?

U.S. stocks achieved solid gains in 2014, outperforming bonds and international stocks. The rally was supported by a strengthening domestic economy, rising corporate profits, and low interest rates. Stocks experienced some bouts of volatility during the period, as the Federal Reserve began a significant transition in U.S. monetary policy, and major foreign central banks stepped up their stimulus programs to fight slowing growth in their respective economies. Geopolitical tensions in the Middle East and Ukraine also dampened performance at various points throughout the year. However, with economic prospects that looked positive in the United States, surging demand propelled stock prices higher.

How did the portfolio perform in this environment?

Putnam VT Global Asset Allocation Fund had a strong calendar year 2014, both on an absolute and a relative basis. Most asset classes, with the exception of international equities, finished the year in positive territory. In addition, specific security selection decisions helped to drive benchmark-relative outperformance.

Overall, asset allocation decisions detracted slightly over the course of 2014. A slight underweight to U.S. large-cap equities and overweight to U.S. small-cap equities was one reason for underperformance, as small-cap equities underperformed large caps for the year. Security selection more than offset these decisions and drove benchmark-relative outperformance during 2014. U.S. large-cap equity selection was very strong during the year, and international equity and high-yield fixed-income security selection also finished positive. Active currency and foreign exchange hedging were also beneficial to the portfolio, especially in the second half of the year, given the strength of the U.S. dollar relative to other major currencies.

Did you make any significant changes to the portfolio’s asset allocation strategy?

The portfolio’s asset allocation strategy was largely unchanged during the period. Equity and fixed-income exposure was generally in line with benchmark allocations. Within fixed income, we have grown slightly more constructive on interest rates, as there are a number of factors that we believe should help keep rates low over the short and intermediate term. We have trimmed high-yield holdings, an area in which we had higher exposure for several quarters, acknowledging the potential for increased volatility given where we are in the credit cycle.

How did the portfolio use derivatives during the period?

We use a variety of derivatives to reduce volatility and, in some cases to enhance returns. We used currency forwards to hedge portions of our foreign currency exposure. Currency forwards allow us to pursue strategies that can help protect the portfolio from adverse movements in exchange rates. We also used futures to manage exposure to market risk, gain exposure to interest rates, equitize cash, and hedge both prepayment risk and interest-rate risk.

What is your outlook for 2015?

We remain generally constructive in our outlook. The gathering strength of the U.S. economy and the Fed’s more transparent forward guidance on interest rates has led us to believe that our U.S.  investments may provide the most reliable source of momentum for the portfolio. Although we think the pace of growth in the U.S. equity market is likely to slow in 2015, we believe U.S. stocks can continue to produce reasonable risk-adjusted returns as we progress into 2015. That said, we are closely monitoring the slowing pace of earnings growth and the increasing multiple expansion, which could threaten equity markets should they persist. In fixed income, while rates seem low historically, we do believe that they could remain at these levels for some time given the high demand for fixed income and depressed rate levels seen around the world. Regardless of rate movement, the negative correlation that interest-rate risk provides remains a benefit to any multi-asset portfolio.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our allocation of assets among permitted asset categories may hurt performance. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, factors related to a specific issuer or industry and, with respect to bond prices, changing market perceptions of the risk of default and changes in government intervention. These factors may also lead to increased volatility and reduced liquidity in the bond markets. You can lose money by investing in the fund.

2 Putnam VT Global Asset Allocation Fund

Your fund’s managers

Portfolio Manager James A. Fetch is Co-Head of Global Asset Allocation at Putnam. He has been in the investment industry since he joined Putnam in 1994.

In addition to James, your fund’s managers are Robert J. Kea, CFA; Joshua B. Kutin, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expense per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2014, to December 31, 2014. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expense per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB

Total annual operating expenses for the
fiscal year ended 12/31/13*	0.90%	1.15%

Annualized expense ratio for the
six-month period ended 12/31/14†	0.88%	1.13%

*Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expense per $1,000

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/14		for the 6 months ended 12/31/14

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$4.51	$5.79	$4.48	$5.75

Ending value
(after expenses)	$1,032.80	$1,032.00	$1,020.77	$1,019.51

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/14. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Global Asset Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Global Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Global Asset Allocation Fund (the “fund”) at December 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2014 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2015

Putnam VT Global Asset Allocation Fund 5

The fund’s portfolio 12/31/14

COMMON STOCKS (56.0%)*	Shares	Value

Basic materials (2.3%)
Aceto Corp.	569	$12,347

Amcor, Ltd. (Australia)	4,863	53,515

Andersons, Inc. (The) S	528	28,058

Antofagasta PLC (United Kingdom)	3,194	37,083

ArcelorMittal SA (France)	4,122	44,646

Assa Abloy AB Class B (Sweden)	789	41,696

BASF SE (Germany)	820	69,318

BHP Billiton PLC (Australia)	2,060	44,063

BHP Billiton, Ltd. (Australia)	3,418	81,104

Cabot Corp.	380	16,667

Cambrex Corp. †	2,752	59,498

Compagnie De Saint-Gobain (France)	275	11,577

Continental Building Products, Inc. †	2,103	37,286

CRH PLC (Ireland)	397	9,552

Croda International PLC (United Kingdom)	426	17,553

Domtar Corp. (Canada) S	342	13,755

EMS-Chemie Holding AG (Switzerland)	122	49,532

Fortescue Metals Group, Ltd. (Australia)	2,472	5,448

Glencore Xstrata PLC (United Kingdom)	12,357	56,876

Hitachi Metals, Ltd. (Japan)	5,000	85,149

Innophos Holdings, Inc.	471	27,530

Innospec, Inc.	639	27,285

KapStone Paper and Packaging Corp. †	1,458	42,734

Koninklijke Boskalis Westminster NV (Netherlands)	1,085	59,319

Kraton Performance Polymers, Inc. †	602	12,516

L.B. Foster Co. Class A	510	24,771

Limoneira Co.	430	10,741

LSB Industries, Inc. † S	1,408	44,268

LyondellBasell Industries NV Class A	12,600	1,000,314

Matrix Service Co. †	1,740	38,837

Minerals Technologies, Inc.	253	17,571

Monsanto Co.	234	27,956

Mota-Engil Africa NV (Angola) †	495	4,287

Mota-Engil SGPS SA (Portugal)	6,309	20,039

Nippon Paint Holdings Co., Ltd. (Japan)	2,000	58,051

NN, Inc.	1,655	34,027

OM Group, Inc.	1,249	37,220

Rio Tinto PLC (United Kingdom)	1,070	49,298

SBA Communications Corp. Class A †	4,600	509,496

Sherwin-Williams Co. (The)	3,200	841,728

Stillwater Mining Co. †	2,530	37,292

Sumitomo Metal Mining Co., Ltd. (Japan)	4,000	59,687

Symrise AG (Germany)	491	29,776

Syngenta AG (Switzerland)	190	61,009

ThyssenKrupp AG (Germany) †	3,375	86,807

Trex Co., Inc. † S	548	23,334

Tronox, Ltd. Class A S	969	23,140

U.S. Silica Holdings, Inc.	613	15,748

UPM-Kymmene OYJ (Finland)	3,628	59,574

Wendel SA (France)	473	52,862

Zep, Inc.	1,301	19,710

		4,131,650

COMMON STOCKS (56.0%)* cont.	Shares	Value

Capital goods (4.2%)
ABB, Ltd. (Switzerland)	3,244	$68,616

Airbus Group NV (France)	842	41,820

Alliant Techsystems, Inc.	142	16,508

Allison Transmission Holdings, Inc.	4,900	166,110

Altra Industrial Motion Corp. S	1,281	36,368

Astronics Corp. †	440	24,336

Atlas Copco AB Class A (Sweden)	3,368	93,755

AviChina Industry & Technology Co., Ltd. (China)	28,000	17,155

AZZ, Inc.	372	17,454

BAE Systems PLC (United Kingdom)	11,599	84,673

Ball Corp.	5,000	340,850

Canon, Inc. (Japan)	1,900	60,348

Caterpillar, Inc.	5,300	485,109

Chase Corp.	669	24,077

Crown Holdings, Inc. †	12,200	620,980

Daifuku Co., Ltd. (Japan)	1,800	20,152

Daikin Industries, Ltd. (Japan)	200	12,899

Douglas Dynamics, Inc. S	1,053	22,566

Franklin Electric Co., Inc.	567	21,280

Gaztransport Et Technigaz SA (France)	230	13,583

Generac Holdings, Inc. † S	501	23,427

GrafTech International, Ltd. †	7,211	36,488

Greenbrier Cos., Inc. (The) S	712	38,256

Hitachi, Ltd. (Japan)	1,000	7,317

Hyster-Yale Materials Holdings, Inc.	254	18,593

IDEX Corp.	3,100	241,304

IHI Corp. (Japan)	5,000	25,387

Illinois Tool Works, Inc.	11,300	1,070,110

Ingersoll-Rand PLC	4,200	266,238

Joy Global, Inc.	3,700	172,124

Kadant, Inc.	721	30,779

Leggett & Platt, Inc. S	4,600	196,006

Middleby Corp. (The) †	410	40,631

Miller Industries, Inc.	817	16,985

Mitsubishi Electric Corp. (Japan)	8,000	95,248

MSA Safety, Inc.	319	16,936

Northrop Grumman Corp.	5,900	869,601

OSRAM Licht AG (Germany) †	950	37,432

Ozner Water International Holding, Ltd. 144A
(China) †	20,000	7,645

Polypore International, Inc. † S	197	9,269

Raytheon Co.	11,341	1,226,756

Roper Industries, Inc.	4,300	672,305

Safran SA (France)	1,506	92,693

Sound Global, Ltd. (China) †	9,000	10,416

Standard Motor Products, Inc.	1,175	44,791

Standex International Corp.	369	28,509

Stoneridge, Inc. †	1,814	23,328

Tenneco, Inc. †	334	18,908

THK Co., Ltd. (Japan)	2,200	53,116

Toshiba Corp. (Japan)	17,000	71,985

Tower International, Inc. †	1,384	35,361

Vinci SA (France)	475	25,992

Wabash National Corp. †	3,323	41,072

		7,753,647

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (56.0%)* cont.	Shares	Value

Communication services (1.1%)
ARRIS Group, Inc. †	243	$7,336

Aruba Networks, Inc. †	450	8,181

Bharti Infratel, Ltd. (India)	3,663	19,530

BT Group PLC (United Kingdom)	14,279	88,638

CalAmp Corp. † S	1,360	24,888

CenturyLink, Inc.	20,700	819,306

Com Hem Holding AB (Sweden) †	4,602	36,953

Deutsche Telekom AG (Germany)	4,593	73,618

EchoStar Corp. Class A †	1,041	54,653

Frontier Communications Corp. S	4,309	28,741

HSN, Inc.	143	10,868

IDT Corp. Class B	762	15,476

Inteliquent, Inc.	1,127	22,123

Iridium Communications, Inc. † S	1,890	18,428

Liberty Global PLC Ser. C (United Kingdom)	836	40,387

Liberty Global PLC Ser. A (United Kingdom) †	180	9,037

magicJack VocalTec, Ltd. (Israel) † S	2,911	23,637

NeuStar, Inc. Class A † S	787	21,879

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	100	5,146

NTT DoCoMo, Inc. (Japan)	3,700	54,161

Numericable-SFR (France) †	596	29,389

Orange SA (France)	4,051	68,892

Quebecor, Inc. Class B (Canada) S	1,000	27,492

Ruckus Wireless, Inc. † S	1,160	13,943

ShoreTel, Inc. †	1,251	9,195

Spark New Zealand, Ltd. (New Zealand)	6,965	16,876

Spok Holdings, Inc.	959	16,648

Tele2 AB Class B (Sweden)	2,215	26,815

Telecom Italia SpA RSP (Italy)	50,286	42,031

Telefonica SA (Spain)	3,842	54,956

Telenor ASA (Norway)	2,502	50,449

Telstra Corp., Ltd. (Australia)	18,548	90,073

Ubiquiti Networks, Inc.	232	6,876

Verizon Communications, Inc.	3,221	150,678

Vodafone Group PLC (United Kingdom)	21,946	75,197

		2,062,496
Conglomerates (0.4%)
AMETEK, Inc.	6,400	336,832

Exor SpA (Italy)	961	39,206

Marubeni Corp. (Japan)	3,000	17,983

Mitsubishi Corp. (Japan)	2,800	51,352

Siemens AG (Germany)	1,659	188,148

Tyco International PLC	552	24,211

Vivendi SA (France)	569	14,194

		671,926
Consumer cyclicals (8.1%)
Adidas AG (Germany)	479	33,385

ADT Corp. (The) S	5,150	186,585

ANN, Inc. †	939	34,255

Atresmedia Corporacion de Medios de Comunicacion
SA (Spain)	1,737	24,431

Babcock International Group PLC (United Kingdom)	3,094	50,621

Bayerische Motoren Werke (BMW) AG (Germany)	583	63,316

Brown Shoe Co., Inc.	522	16,782

Brunswick Corp.	830	42,546

Bunzl PLC (United Kingdom)	2,215	60,381

Bureau Veritas SA (France)	1,782	39,350

COMMON STOCKS (56.0%)* cont.	Shares	Value

Consumer cyclicals cont.
CaesarStone Sdot-Yam, Ltd. (Israel)	289	$17,288

Carmike Cinemas, Inc. †	825	21,673

Century Casinos, Inc. †	954	4,818

Children’s Place, Inc. (The) S	579	33,003

Compagnie Financiere Richemont SA (Switzerland)	497	44,023

Compass Group PLC (United Kingdom)	7,028	119,788

Continental AG (Germany)	566	120,192

Cooper Tire & Rubber Co.	1,572	54,470

Corporate Executive Board Co. (The)	227	16,464

Ctrip.com International, Ltd. ADR (China) †	200	9,100

Daimler AG (Registered Shares) (Germany)	572	47,722

Dalata Hotel Group PLC (Ireland) †	3,291	11,718

Dana Holding Corp.	1,298	28,219

Deckers Outdoor Corp. † S	1,486	135,285

Deluxe Corp.	1,153	71,774

Demand Media, Inc. †	233	1,426

Denso Corp. (Japan)	900	41,945

Dillards, Inc. Class A	391	48,945

Discovery Communications, Inc. Class A †	8,400	289,380

DSW, Inc. Class A	547	20,403

Ennis, Inc.	993	13,376

Entravision Communications Corp. Class A	8,948	57,983

Eros International PLC †	1,383	29,264

Expedia, Inc. S	2,850	243,276

Experian PLC (United Kingdom)	4,252	71,722

Fuji Heavy Industries, Ltd. (Japan)	3,000	105,645

G&K Services, Inc. Class A	446	31,599

Gap, Inc. (The)	6,300	265,293

Geberit International AG (Switzerland)	179	60,830

General Motors Co.	5,900	205,969

Global Cash Access Holdings, Inc. †	4,706	33,648

GNC Holdings, Inc. Class A	1,234	57,949

Green Dot Corp. Class A †	692	14,179

Hanesbrands, Inc.	3,600	401,832

Harbinger Group, Inc. †	3,553	50,310

Harley-Davidson, Inc.	6,700	441,597

Harman International Industries, Inc.	400	42,684

Heartland Payment Systems, Inc. S	667	35,985

Hilton Worldwide Holdings, Inc. †	22,600	589,634

Home Depot, Inc. (The)	16,400	1,721,508

Iconix Brand Group, Inc. † S	1,113	37,608

ITV PLC (United Kingdom)	26,033	86,725

KAR Auction Services, Inc.	1,169	40,506

Kimberly-Clark Corp.	11,100	1,282,494

Kingfisher PLC (United Kingdom)	2,518	13,269

Lear Corp.	2,900	284,432

Lenta, Ltd. 144A GDR (Russia) †	806	5,449

Lions Gate Entertainment Corp. S	1,781	57,028

Live Nation Entertainment, Inc. †	1,926	50,288

Lowe’s Cos., Inc.	13,500	928,800

lululemon athletica, Inc. (Canada) †	325	18,132

Lumber Liquidators Holdings, Inc. † S	508	33,685

Luxottica Group SpA (Italy)	818	44,784

Macy’s, Inc. S	7,300	479,975

Marcus Corp.	1,562	28,913

Marriott International, Inc. Class A	5,100	397,953

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (56.0%)* cont.	Shares	Value

Consumer cyclicals cont.
Marriott Vacations Worldwide Corp.	411	$30,636

Mediaset SpA (Italy) †	2,754	11,344

Melco Crown Entertainment, Ltd. ADR
(Hong Kong) S	500	12,700

MGM China Holdings, Ltd. (Hong Kong)	20,000	50,418

Mitra Adiperkasa Tbk PT (Indonesia)	23,200	9,433

National CineMedia, Inc. S	4,184	60,124

Next PLC (United Kingdom)	1,184	124,883

Nissan Motor Co., Ltd. (Japan)	3,300	28,744

Nu Skin Enterprises, Inc. Class A S	411	17,961

NVR, Inc. †	200	255,066

Omnicom Group, Inc. S	6,000	464,820

Panasonic Corp. (Japan)	11,000	129,235

Penn National Gaming, Inc. † S	694	9,529

PGT, Inc. †	3,545	34,138

Pitney Bowes, Inc.	1,032	25,150

RE/MAX Holdings, Inc. Class A	1,070	36,648

Remy International, Inc.	678	14,184

Renault SA (France)	650	47,499

Rocket Fuel, Inc. † S	939	15,137

Scripps Networks Interactive Class A S	2,900	218,283

SeaWorld Entertainment, Inc.	1,730	30,967

Securitas AB (Sweden)	4,661	56,474

Select Comfort Corp. †	1,407	38,031

Shimano, Inc. (Japan)	700	90,545

Sinclair Broadcast Group, Inc. Class A S	1,007	27,552

SJM Holdings, Ltd. (Hong Kong)	18,000	28,466

Sonic Automotive, Inc. Class A	1,095	29,609

Sports Direct International PLC (United Kingdom) †	2,209	24,227

Starz Class A †	3,400	100,980

Steven Madden, Ltd. †	408	12,987

Suzuki Motor Corp. (Japan)	3,300	99,201

Swatch Group AG (The) (Switzerland)	90	39,963

Tata Motors, Ltd. (India)	1,710	13,336

Thomas Cook Group PLC (United Kingdom) †	17,544	34,541

Time Warner, Inc.	10,400	888,368

TiVo, Inc. †	5,569	65,937

Toyota Industries Corp. (Japan)	600	30,658

Toyota Motor Corp. (Japan)	3,400	212,026

TUI AG (Germany) † S	3,196	51,357

Vail Resorts, Inc.	171	15,583

Valeo SA (France)	381	47,456

VF Corp.	1,600	119,840

Viacom, Inc. Class B	8,600	647,150

Visteon Corp. †	239	25,540

WH Smith PLC (United Kingdom)	966	20,154

WPP PLC (United Kingdom)	2,647	54,915

Wyndham Worldwide Corp.	4,500	385,920

Yamaha Motor Co., Ltd. (Japan)	1,300	26,145

		14,767,472
Consumer staples (4.8%)
Affinity Education Group, Ltd. (Australia) †	9,401	9,356

Anheuser-Busch InBev NV (Belgium)	1,581	177,916

Associated British Foods PLC (United Kingdom)	1,061	51,549

Avon Products, Inc. S	649	6,094

Barry Callebaut AG (Switzerland)	23	23,556

COMMON STOCKS (56.0%)* cont.	Shares	Value

Consumer staples cont.
Beacon Roofing Supply, Inc. †	972	$27,022

Bloomin’ Brands, Inc. †	912	22,581

Borderfree, Inc. †	1,905	17,069

Boulder Brands, Inc. †	419	4,634

Bright Horizons Family Solutions, Inc. †	310	14,573

British American Tobacco (BAT) PLC
(United Kingdom)	1,361	73,948

Britvic PLC (United Kingdom)	1,058	11,025

Buffalo Wild Wings, Inc. † S	211	38,060

Bunge, Ltd.	5,300	481,823

Cal-Maine Foods, Inc.	474	18,500

Calbee, Inc. (Japan)	2,100	72,493

Carrefour SA (France)	1,934	58,759

ChannelAdvisor Corp. †	796	17,178

Chaoda Modern Agriculture Holdings, Ltd.
(China) † F	10,000	645

Colgate-Palmolive Co.	3,300	228,327

Core-Mark Holding Co., Inc.	487	30,160

Coty, Inc. Class A † S	3,522	72,765

CVS Health Corp.	18,500	1,781,735

Diageo PLC (United Kingdom)	1,830	52,487

Distribuidora Internacional de Alimentacion SA
(Spain)	5,428	36,498

Dr. Pepper Snapple Group, Inc.	10,300	738,304

Energizer Holdings, Inc.	1,300	167,128

G8 Education, Ltd. (Australia)	7,032	23,780

Geo Group, Inc. (The) R	282	11,382

Grand Canyon Education, Inc. †	340	15,864

Heineken Holding NV (Netherlands)	949	59,486

Henkel AG & Co. KGaA (Preference) (Germany)	594	64,256

Imperial Tobacco Group PLC (United Kingdom)	1,565	68,536

ITOCHU Corp. (Japan)	1,000	10,692

ITT Educational Services, Inc. † S	522	5,016

Jack in the Box, Inc.	250	19,990

Japan Tobacco, Inc. (Japan)	2,900	79,628

Kao Corp. (Japan)	1,900	74,954

Kerry Group PLC Class A (Ireland)	882	60,855

Kforce, Inc. S	1,442	34,795

Koninklijke Ahold NV (Netherlands)	4,486	79,743

Korn/Ferry International †	771	22,174

Krispy Kreme Doughnuts, Inc. †	716	14,134

L’Oreal SA (France)	355	59,600

Liberty Ventures Ser. A †	2,700	101,844

ManpowerGroup, Inc.	5,000	340,850

Mondelez International, Inc. Class A	37,600	1,365,820

Monster Beverage Corp. †	5,100	552,585

MWI Veterinary Supply, Inc. †	187	31,773

Nestle SA (Switzerland)	4,167	305,448

New Oriental Education & Technology Group, Inc.
ADR (China) †	1,200	24,492

Nutraceutical International Corp. †	535	11,535

On Assignment, Inc. †	1,232	40,890

Papa John’s International, Inc.	497	27,733

Philip Morris International, Inc.	5,928	482,836

Pinnacle Foods, Inc.	811	28,628

Popeyes Louisiana Kitchen, Inc. †	575	32,355

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (56.0%)* cont.	Shares	Value

Consumer staples cont.
Reckitt Benckiser Group PLC (United Kingdom)	647	$52,194

Recruit Holdings Co., Ltd. (Japan) †	500	14,156

SABMiller PLC (United Kingdom)	888	45,956

Sanderson Farms, Inc.	310	26,048

Seven & I Holdings Co., Ltd. (Japan)	300	10,821

Shutterfly, Inc. †	168	7,005

Sonic Corp.	1,136	30,933

SpartanNash Co.	676	17,671

TrueBlue, Inc. †	1,945	43,276

Unilever NV ADR (Netherlands)	1,441	56,606

Unilever PLC (United Kingdom)	1,095	44,480

USANA Health Sciences, Inc. †	173	17,748

Weight Watchers International, Inc. †	772	19,176

WH Group, Ltd. 144A (Hong Kong) †	24,996	14,268

WM Morrison Supermarkets PLC (United Kingdom)	1,382	3,933

Wolseley PLC (United Kingdom)	731	41,615

Woolworths, Ltd. (Australia)	1,153	28,727

		8,760,472
Energy (3.9%)
AMEC PLC (United Kingdom)	3,828	50,101

Baker Hughes, Inc.	6,500	364,455

BG Group PLC (United Kingdom)	4,441	59,113

BP PLC (United Kingdom)	19,589	124,385

Callon Petroleum Co. †	5,088	27,730

Delek US Holdings, Inc.	1,476	40,265

EnCana Corp. (Canada)	2,300	32,012

EP Energy Corp. Class A † S	1,854	19,356

Exxon Mobil Corp.	8,504	786,195

Ezion Holdings, Ltd. (Singapore)	25,680	21,771

Genel Energy PLC (United Kingdom) †	3,012	32,240

Gulfport Energy Corp. †	281	11,729

Halliburton Co.	10,000	393,300

ION Geophysical Corp. †	9,368	25,762

Lone Pine Resources Canada, Ltd. (Canada) † F	2,494	100

Lone Pine Resources, Inc. Class A (Canada † F	2,494	100

Marathon Petroleum Corp.	9,100	821,366

Northern Oil and Gas, Inc. † S	6,060	34,239

Oil States International, Inc. †	1,700	83,130

Phillips 66	14,400	1,032,480

Rosetta Resources, Inc. †	276	6,158

Royal Dutch Shell PLC Class A (United Kingdom)	3,180	105,406

Royal Dutch Shell PLC Class A (United Kingdom)	2,541	84,989

Royal Dutch Shell PLC Class B (United Kingdom)	2,897	99,523

Schlumberger, Ltd.	14,900	1,272,609

SM Energy Co.	473	18,248

Statoil ASA (Norway)	3,837	67,241

Stone Energy Corp. † S	775	13,082

Suncor Energy, Inc. (Canada)	1,034	32,841

Superior Energy Services, Inc.	16,800	338,520

Total SA (France)	2,085	107,501

Triangle Petroleum Corp. † S	3,469	16,582

Unit Corp. †	378	12,890

Vaalco Energy, Inc. †	2,241	10,219

Valero Energy Corp.	19,400	960,300

W&T Offshore, Inc. S	772	5,666

COMMON STOCKS (56.0%)* cont.	Shares	Value

Energy cont.
Whiting Petroleum Corp. †	723	$23,859

Woodside Petroleum, Ltd. (Australia)	1,549	48,155

		7,183,618
Financials (10.6%)
Access National Corp.	646	10,937

ACE, Ltd.	177	20,334

Admiral Group PLC (United Kingdom)	845	17,304

AG Mortgage Investment Trust, Inc. R S	390	7,242

Ageas (Belgium)	1,856	65,821

Agree Realty Corp. R	652	20,271

AIA Group, Ltd. (Hong Kong)	33,000	181,713

Alexander & Baldwin, Inc.	369	14,487

Allianz SE (Germany)	697	115,809

Allied World Assurance Co. Holdings AG	1,313	49,789

Altisource Portfolio Solutions SA † S	144	4,866

American Capital Agency Corp. R	12,600	275,058

American Equity Investment Life Holding Co.	1,528	44,602

American International Group, Inc.	900	50,409

Amtrust Financial Services, Inc. S	860	48,375

Aon PLC	9,500	900,885

Apollo Commercial Real Estate Finance, Inc. R S	986	16,131

Arlington Asset Investment Corp. Class A S	447	11,895

ARMOUR Residential REIT, Inc. R	2,071	7,621

Ashford Hospitality Trust, Inc. R S	2,434	25,508

Ashford, Inc. †	28	2,632

Aspen Insurance Holdings, Ltd.	1,300	56,901

Assicurazioni Generali SpA (Italy)	4,078	83,336

Australia & New Zealand Banking Group, Ltd.
(Australia)	2,069	53,820

AXA SA (France)	3,530	81,531

Axis Capital Holdings, Ltd.	3,900	199,251

Banco Bilbao Vizcaya Argentaria SA
(rights) (Spain) †	5,018	480

Banco Bilbao Vizcaya Argentaria SA (Spain)	6,344	59,707

Banco Latinoamericano de Exportaciones SA Class E
(Panama) S	1,457	43,856

Banco Santander SA (Spain)	8,825	73,793

Bank of Ireland (Ireland) †	144,068	53,716

Bank of New York Mellon Corp. (The)	15,900	645,063

Bank of Queensland, Ltd. (Australia)	2,951	29,162

Bank of Yokohama, Ltd. (The) (Japan)	10,000	54,275

Bankia SA (Spain) †	31,209	46,268

Barclays PLC (United Kingdom)	9,044	34,001

BNP Paribas SA (France)	979	57,530

BofI Holding, Inc. † S	446	34,703

Capital Senior Living Corp. †	2,289	57,019

Cardinal Financial Corp.	1,270	25,184

CBL & Associates Properties, Inc. R	867	16,837

CBRE Group, Inc. Class A †	15,100	517,175

Challenger, Ltd. (Australia)	13,000	68,484

Citizens & Northern Corp.	822	16,991

CNO Financial Group, Inc.	1,618	27,862

CNP Assurances (France)	4,817	85,299

Commonwealth Bank of Australia (Australia)	2,539	176,334

Credicorp, Ltd. (Peru) S	144	23,066

Credit Acceptance Corp. †	163	22,235

Putnam VT Global Asset Allocation Fund 9

COMMON STOCKS (56.0%)* cont.	Shares	Value

Financials cont.
Credit Agricole SA (France)	6,237	$80,181

Credit Suisse Group AG (Switzerland)	1,291	32,364

CSI Properties, Ltd. (Hong Kong)	350,000	13,897

Customers Bancorp, Inc. †	1,677	32,634

CYS Investments, Inc. R	1,237	10,787

DBS Group Holdings, Ltd. (Singapore)	4,000	61,770

Deutsche Bank AG (Germany)	1,561	47,182

Dexus Property Group (Australia) R	9,289	52,527

DNB ASA (Norway)	1,333	19,654

Dubai Islamic Bank PJSC (United Arab Emirates)	10,726	19,716

East West Bancorp, Inc.	447	17,303

Education Realty Trust, Inc. R S	1,229	44,969

Employers Holdings, Inc.	1,702	40,014

Encore Capital Group, Inc. † S	925	41,070

EPR Properties R S	368	21,208

Equity Lifestyle Properties, Inc. R	1,200	61,860

Erste Group Bank AG (Czech Republic)	308	7,061

Eurazeo SA (France)	406	28,360

Everest Re Group, Ltd.	1,600	272,480

Farmers Capital Bank Corp. †	587	13,671

Federal Agricultural Mortgage Corp. Class C	585	17,749

Financial Institutions, Inc.	847	21,302

First Community Bancshares Inc.	804	13,242

First Industrial Realty Trust R	780	16,037

First NBC Bank Holding Co. †	902	31,750

FirstMerit Corp.	996	18,814

Flushing Financial Corp.	826	16,743

Foxtons Group PLC (United Kingdom)	3,888	9,611

Gain Capital Holdings, Inc.	2,174	19,609

Genworth Financial, Inc. Class A †	3,083	26,206

Goldman Sachs Group, Inc. (The)	8,000	1,550,640

GPT Group (Australia) R	17,250	60,944

Grupo Financiero Banorte SAB de CV (Mexico)	1,598	8,830

Hammerson PLC (United Kingdom) R	4,317	40,349

Hang Seng Bank, Ltd. (Hong Kong)	3,900	64,847

Hanmi Financial Corp.	1,674	36,510

HCI Group, Inc.	859	37,143

Heartland Financial USA, Inc.	572	15,501

Heritage Financial Group, Inc.	805	20,850

Hibernia REIT PLC (Ireland) † R	49,304	64,564

Home Loan Servicing Solutions, Ltd.
(Cayman Islands) S	1,402	27,367

Hongkong Land Holdings, Ltd. (Hong Kong)	2,000	13,461

HSBC Holdings PLC (United Kingdom)	18,971	179,285

ING Groep NV GDR (Netherlands) †	6,830	88,432

Insurance Australia Group, Ltd. (Australia)	15,219	77,159

Intact Financial Corp. (Canada)	230	16,600

Invesco Mortgage Capital, Inc. R	627	9,693

Investors Real Estate Trust R	1,763	14,404

Jones Lang LaSalle, Inc.	1,500	224,895

Joyo Bank, Ltd. (The) (Japan)	10,000	49,624

JPMorgan Chase & Co.	31,743	1,986,477

KCG Holdings, Inc. Class A †	3,064	35,696

Kennedy-Wilson Holdings, Inc.	536	13,561

KeyCorp	31,700	440,630

KKR & Co. LP	1,100	25,531

COMMON STOCKS (56.0%)* cont.	Shares	Value

Financials cont.
Legal & General Group PLC (United Kingdom)	17,726	$68,082

Lexington Realty Trust R S	3,414	37,486

Lloyds Banking Group PLC (United Kingdom) †	122,863	145,085

LTC Properties, Inc. R S	914	39,457

Maiden Holdings, Ltd. (Bermuda)	1,401	17,919

MainSource Financial Group, Inc.	1,259	26,338

Meta Financial Group, Inc.	464	16,259

Metro Bank PLC (acquired 01/15/14,
cost $19,115) (Private) (United Kingdom) † ∆∆ F	898	18,633

MFA Financial, Inc. R	2,077	16,595

Mitsubishi Estate Co., Ltd. (Japan)	1,000	21,164

Mitsubishi UFJ Financial Group (MUFG), Inc.
(Japan)	12,500	68,514

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	11,900	56,234

Mitsui Fudosan Co., Ltd. (Japan)	1,000	26,896

Mizuho Financial Group, Inc. (Japan)	7,700	12,938

Morgan Stanley	18,000	698,400

Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen (Germany)	234	46,880

National Australia Bank, Ltd. (Australia)	2,127	57,955

National Health Investors, Inc. R	511	35,750

Natixis SA (France)	5,959	39,185

Nelnet, Inc. Class A	942	43,643

New Residential Investment Corp. R	3,756	47,964

Oberoi Realty, Ltd. (India)	3,521	15,597

Ocwen Financial Corp. † S	1,170	17,667

OFG Bancorp (Puerto Rico) S	766	12,754

One Liberty Properties, Inc. R	853	20,191

Outfront Media, Inc. R	4,710	126,416

Pacific Premier Bancorp, Inc. †	781	13,535

PacWest Bancorp S	716	32,549

PartnerRe, Ltd.	2,900	330,977

Peoples Bancorp, Inc.	782	20,277

Performant Financial Corp. † S	3,571	23,747

PHH Corp. †	675	16,173

Plus500, Ltd. (Israel) S	1,244	11,473

PNC Financial Services Group, Inc.	14,200	1,295,466

Popular, Inc. (Puerto Rico) †	661	22,507

PRA Group, Inc. †	878	50,863

Prudential PLC (United Kingdom)	6,452	148,474

PS Business Parks, Inc. R	534	42,474

Public Storage R	3,700	683,945

Ramco-Gershenson Properties Trust R	987	18,496

Regional Management Corp. †	918	14,514

Regus PLC (United Kingdom)	14,948	48,146

Reinsurance Group of America, Inc. Class A	2,500	219,050

Republic Bancorp, Inc. Class A	512	12,657

Resona Holdings, Inc. (Japan)	18,900	95,390

Scentre Group (Australia) † R	5,052	14,366

SCOR SE (France)	532	16,100

Select Income REIT R	638	15,574

Shopping Centres Australasia Property Group
(Australia) R	4,398	6,637

Skandinaviska Enskilda Banken AB (Sweden)	5,339	67,536

Sovran Self Storage, Inc. R	184	16,048

St James’s Place PLC (United Kingdom)	1,086	13,648

10 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (56.0%)* cont.	Shares	Value

Financials cont.
Starwood Property Trust, Inc. R S	489	$11,364

State Street Corp.	15,600	1,224,600

Sumitomo Mitsui Financial Group, Inc. (Japan)	3,100	112,011

Sumitomo Realty & Development Co., Ltd. (Japan)	1,000	34,065

Sumitomo Warehouse Co., Ltd. (The) (Japan)	6,000	32,228

Summit Hotel Properties, Inc. R	2,199	27,356

Swedbank AB Class A (Sweden)	2,574	64,049

Symetra Financial Corp.	1,387	31,970

Taubman Centers, Inc. R	800	61,136

Tokyo Tatemono Co., Ltd. (Japan)	10,000	72,827

TSB Banking Group PLC (United Kingdom) † S	6,249	27,014

Turkiye Garanti Bankasi AS (Turkey)	4,287	17,178

Two Harbors Investment Corp. R	28,500	285,570

UBS Group AG (Switzerland)	6,159	105,871

UniCredit SpA (Italy)	7,106	45,290

United Community Banks, Inc.	826	15,644

United Insurance Holdings Corp.	1,446	31,740

United Overseas Bank, Ltd. (Singapore)	1,000	18,488

Universal Health Realty Income Trust R	218	10,490

Virgin Money Holdings UK PLC (United Kingdom) †	3,395	15,239

Visa, Inc. Class A	800	209,760

Vornado Realty Trust R	1,100	129,481

Wells Fargo & Co.	8,685	476,112

Westfield Group (Australia)	4,294	31,394

Westpac Banking Corp. (Australia)	2,374	63,822

Wheelock and Co., Ltd. (Hong Kong)	15,000	69,647

WisdomTree Investments, Inc. S	879	13,778

XL Group PLC	9,700	333,389

		19,304,469
Health care (7.6%)
ACADIA Pharmaceuticals, Inc. † S	651	20,669

Accuray, Inc. †	1,784	13,469

Actavis PLC †	159	40,928

Actelion, Ltd. (Switzerland)	855	98,365

Alere, Inc. †	1,534	58,292

Alkermes PLC †	255	14,933

Allergan, Inc.	100	21,259

AMAG Pharmaceuticals, Inc. † S	2,080	88,650

Amedisys, Inc. †	740	21,719

AmSurg Corp. †	592	32,400

Anthem, Inc.	6,600	829,422

Ariad Pharmaceuticals, Inc. † S	7,451	51,188

Array BioPharma, Inc. † S	1,837	8,689

Asaleo Care, Ltd. (Australia) †	10,024	13,485

Astellas Pharma, Inc. (Japan)	10,600	147,527

AstraZeneca PLC (United Kingdom)	2,596	182,617

AtriCure, Inc. †	754	15,050

Bayer AG (Germany)	1,487	203,287

Biospecifics Technologies Corp. †	344	13,285

C.R. Bard, Inc.	2,800	466,536

Cardinal Health, Inc.	7,500	605,475

Cardiome Pharma Corp. (Canada) †	3,094	28,620

Celgene Corp. †	9,400	1,051,484

Centene Corp. †	180	18,693

Charles River Laboratories International, Inc. †	2,000	127,280

Chemed Corp. S	647	68,368

COMMON STOCKS (56.0%)* cont.	Shares	Value

Health care cont.
China Biologic Products, Inc. (China) †	275	$18,488

China Pioneer Pharma Holdings, Ltd. (China)	24,000	18,774

Coloplast A/S Class B (Denmark)	1,346	113,289

Computer Programs & Systems, Inc.	154	9,356

Conatus Pharmaceuticals, Inc. †	269	1,883

Conmed Corp.	624	28,055

DexCom, Inc. †	263	14,478

Dynavax Technologies Corp. † S	1,882	31,731

Edwards Lifesciences Corp. †	3,900	496,782

Enanta Pharmaceuticals, Inc. †	249	12,662

Gilead Sciences, Inc. †	4,200	395,892

GlaxoSmithKline PLC (United Kingdom)	5,553	118,807

Glenmark Pharmaceuticals, Ltd. (India)	1,421	17,283

Globus Medical, Inc. Class A †	782	18,588

Greatbatch, Inc. †	938	46,243

Grifols SA ADR (Spain)	609	20,700

Health Net, Inc./CA †	2,200	117,766

HealthSouth Corp.	905	34,806

Hill-Rom Holdings, Inc.	848	38,686

Hisamitsu Pharmaceutical Co., Inc. (Japan)	800	25,115

ICU Medical, Inc. †	695	56,921

Impax Laboratories, Inc. †	1,247	39,505

Indivior PLC (United Kingdom) †	647	1,507

Inovio Pharmaceuticals, Inc. †	457	4,195

Insulet Corp. † S	468	21,556

Insys Therapeutics, Inc. †	1,011	42,624

Intuitive Surgical, Inc. †	600	317,364

Isis Pharmaceuticals, Inc. † S	519	32,043

Jazz Pharmaceuticals PLC † S	936	153,251

Johnson & Johnson	13,410	1,402,284

Kindred Healthcare, Inc.	1,039	18,889

McKesson Corp.	4,900	1,017,142

Medicines Co. (The) †	602	16,657

Merck & Co., Inc.	28,518	1,619,537

Merck KGaA (Germany)	464	44,018

Merrimack Pharmaceuticals, Inc. †	1,857	20,984

Mettler-Toledo International, Inc. †	500	151,230

Nektar Therapeutics † S	1,259	19,515

Novartis AG (Switzerland)	1,377	126,639

Novo Nordisk A/S Class B (Denmark)	1,917	81,111

NPS Pharmaceuticals, Inc. †	623	22,285

Omega Healthcare Investors, Inc. R	436	17,035

OraSure Technologies, Inc. †	2,901	29,416

Otsuka Holdings Company, Ltd. (Japan)	1,800	53,985

Pfizer, Inc.	59,223	1,844,796

POZEN, Inc. †	2,552	20,416

Prestige Brands Holdings, Inc. †	945	32,810

Prothena Corp. PLC (Ireland) †	1,397	29,002

Providence Service Corp. (The) †	595	21,682

Puma Biotechnology, Inc. †	75	14,195

Receptos, Inc. †	235	28,790

Repligen Corp. † S	891	17,642

Roche Holding AG-Genusschein (Switzerland)	576	156,119

Sanofi (France)	1,874	170,789

Select Medical Holdings Corp.	2,604	37,498

Shionogi & Co., Ltd. (Japan)	500	12,953

Putnam VT Global Asset Allocation Fund 11

COMMON STOCKS (56.0%)* cont.	Shares	Value

Health care cont.
Shire PLC (United Kingdom)	1,277	$90,352

Sientra, Inc. †	375	6,296

Spectranetics Corp. (The) † S	796	27,526

STAAR Surgical Co. † S	2,231	20,324

Steris Corp. S	405	26,264

Sucampo Pharmaceuticals, Inc. Class A † S	1,242	17,736

Surgical Care Affiliates, Inc. †	860	28,939

Suzuken Co., Ltd. (Japan)	700	19,346

Takeda Pharmaceutical Co., Ltd. (Japan)	700	29,047

TESARO, Inc. †	355	13,202

Threshold Pharmaceuticals, Inc. †	2,045	6,503

Trevena, Inc. †	1,022	6,112

Trinity Biotech PLC ADR (Ireland)	495	8,667

Triple-S Management Corp. Class B (Puerto Rico) †	434	10,377

UCB SA (Belgium)	248	18,821

West Pharmaceutical Services, Inc.	820	43,657

XenoPort, Inc. †	3,339	29,283

		13,919,911
Technology (9.8%)
Activision Blizzard, Inc.	21,500	433,225

Acxiom Corp. †	519	10,520

Advanced Energy Industries, Inc. †	1,535	36,380

Agilent Technologies, Inc.	259	10,603

Alcatel-Lucent (France) †	11,624	41,267

Alibaba Group Holding, Ltd. ADR (China) † S	392	40,744

Amber Road, Inc. † S	324	3,311

Amdocs, Ltd.	6,500	303,258

Anixter International, Inc.	395	34,942

AOL, Inc. †	992	45,801

Apple, Inc.	25,504	2,815,132

ASML Holding NV (Netherlands)	818	87,638

Aspen Technology, Inc. †	482	16,880

Avago Technologies, Ltd.	4,500	452,655

AVG Technologies NV (Netherlands) †	726	14,331

Broadcom Corp. Class A	20,700	896,931

Brother Industries, Ltd. (Japan)	3,800	68,942

CACI International, Inc. Class A †	539	46,451

Cavium, Inc. †	228	14,095

Ceva, Inc. †	850	15,419

Cirrus Logic, Inc. †	577	13,600

Computer Sciences Corp.	9,600	605,280

Constant Contact, Inc. †	459	16,845

Cray, Inc. †	570	19,654

Cypress Semiconductor Corp. †	882	12,595

Dun & Bradstreet Corp. (The)	2,600	314,496

eBay, Inc. †	24,800	1,391,776

Electronic Arts, Inc. †	1,300	61,120

EMC Corp.	15,300	455,022

EnerSys	953	58,819

Engility Holdings, Inc. †	1,149	49,177

Extreme Networks, Inc. †	3,088	10,901

Fairchild Semiconductor International, Inc. †	824	13,909

FANUC Corp. (Japan)	600	99,023

FEI Co.	245	22,136

Freescale Semiconductor, Ltd. †	973	24,549

FUJIFILM Holdings Corp. (Japan)	1,700	51,304

COMMON STOCKS (56.0%)* cont.	Shares	Value

Technology cont.
Fujitsu, Ltd. (Japan)	9,000	$47,942

GenMark Diagnostics, Inc. †	1,753	23,858

Google, Inc. Class A †	2,891	1,534,138

Google, Inc. Class C †	29	15,266

Hollysys Automation Technologies, Ltd. (China) †	700	17,101

Hoya Corp. (Japan)	3,000	100,443

InnerWorkings, Inc. †	3,133	24,406

Integrated Silicon Solution, Inc. (ISSI)	2,531	41,939

IntraLinks Holdings, Inc. †	2,165	25,764

Konica Minolta Holdings, Inc. (Japan)	2,800	30,202

L-3 Communications Holdings, Inc.	5,900	744,639

Leidos Holdings, Inc.	5,000	217,600

Lexmark International, Inc. Class A S	412	17,003

LivePerson, Inc. †	731	10,307

Manhattan Associates, Inc. †	499	20,319

Marvell Technology Group, Ltd.	24,100	349,450

MAXIMUS, Inc.	309	16,946

Mellanox Technologies, Ltd. (Israel) † S	322	13,759

Mentor Graphics Corp.	3,294	72,204

Microsemi Corp. †	527	14,956

Microsoft Corp.	4,211	195,601

MobileIron, Inc. †	1,474	14,681

MTS Systems Corp.	210	15,756

Murata Manufacturing Co., Ltd. (Japan)	300	32,770

NetApp, Inc.	16,900	700,505

Netscout Systems, Inc. †	372	13,593

NIC, Inc.	682	12,269

Nimble Storage, Inc. †	530	14,575

NTT Data Corp. (Japan)	800	29,906

Oracle Corp.	37,582	1,690,063

Pandora Media, Inc. † S	910	16,225

Perficient, Inc. †	1,039	19,357

Plantronics, Inc.	185	9,809

Power Integrations, Inc.	358	18,523

Proofpoint, Inc. † S	351	16,929

PROS Holdings, Inc. †	530	14,564

PTC, Inc. †	685	25,105

QLogic Corp. †	3,048	40,599

Quantum Corp. † S	9,760	17,178

RF Micro Devices, Inc. † S	4,473	74,207

Rovi Corp. †	1,024	23,132

Samsung Electronics Co., Ltd. (South Korea)	33	39,668

SAP AG (Germany)	445	31,464

Sartorius AG (Preference) (Germany)	153	18,674

Semtech Corp. †	526	14,502

Silergy Corp. (Taiwan)	1,198	9,801

Silicon Image, Inc. †	4,971	27,440

SK Hynix, Inc. (South Korea) †	576	24,802

Skyworth Digital Holdings, Ltd. (China)	78,000	42,242

SoftBank Corp. (Japan)	2,000	119,024

SolarWinds, Inc. †	932	46,442

Spansion, Inc. Class A †	2,160	73,915

Sparton Corp. †	778	22,049

SS&C Technologies Holdings, Inc.	462	27,022

Sumco Corp. (Japan)	900	12,942

Symantec Corp.	22,500	577,238

12 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (56.0%)* cont.	Shares	Value

Technology cont.
Synaptics, Inc. † S	748	$51,492

SYNNEX Corp.	658	51,429

Tencent Holdings, Ltd. (China)	1,000	14,348

Tyler Technologies, Inc. †	219	23,967

Ultimate Software Group, Inc. † S	193	28,335

Ultra Clean Holdings, Inc. †	3,115	28,907

United Internet AG (Germany)	1,267	57,456

Verint Systems, Inc. †	456	26,576

Web.com Group, Inc. †	1,355	25,731

Western Digital Corp.	8,700	963,090

Xcerra Corp. †	4,573	41,889

Xerox Corp.	42,300	586,278

		17,929,043
Transportation (1.4%)
Aegean Marine Petroleum Network, Inc. (Greece) S	3,069	43,027

ANA Holdings, Inc. (Japan)	35,000	86,148

ComfortDelgro Corp., Ltd. (Singapore)	29,000	56,775

Delta Air Lines, Inc.	1,300	63,947

Deutsche Post AG (Germany)	4,107	134,375

Hawaiian Holdings, Inc. † S	2,261	58,899

International Consolidated Airlines Group SA
(Spain) †	1,705	12,742

Japan Airlines Co., Ltd. (Japan) UR	500	14,605

JetBlue Airways Corp. † S	3,913	62,060

Matson, Inc.	330	11,392

Quality Distribution, Inc. †	4,241	45,124

Scorpio Tankers, Inc. S	4,090	35,542

SkyWest, Inc.	1,102	14,635

Southwest Airlines Co.	25,000	1,058,000

Spirit Airlines, Inc. †	551	41,645

Swift Transportation Co. †	2,890	82,741

Union Pacific Corp.	6,200	738,606

Universal Truckload Services, Inc.	99	2,822

XPO Logistics, Inc. †	369	15,085

		2,578,170
Utilities and power (1.8%)
Alliant Energy Corp.	900	59,778

Centrica PLC (United Kingdom)	17,696	76,163

China Power New Energy Development Co., Ltd.
(China) †	200,000	12,740

China Resources Power Holdings Co., Ltd. (China)	6,000	15,329

China Water Affairs Group, Ltd. (China)	24,000	10,962

China WindPower Group, Ltd. (China) †	190,000	10,050

Edison International	11,700	766,116

Enel SpA (Italy)	14,318	64,019

ENI SpA (Italy)	3,331	58,177

Entergy Corp.	14,200	1,242,216

OGE Energy Corp.	7,200	255,456

Origin Energy, Ltd. (Australia)	2,266	21,384

Red Electrica Corporacion SA (Spain)	1,344	117,986

Tokyo Gas Co., Ltd. (Japan)	24,000	129,508

UGI Corp.	9,200	349,416

United Utilities Group PLC (United Kingdom)	4,935	69,934

Veolia Environnement SA (France)	2,203	39,122

		3,298,356

Total common stocks (cost $83,262,554)		$102,361,230

CORPORATE BONDS AND NOTES (17.1%)*	Principal amount	Value

Basic materials (0.9%)
Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045
(Canada)	$20,000	$21,602

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s,
2017 (Canada)	7,000	7,248

Albemarle Corp. sr. unsec. notes 4.15s, 2024	20,000	20,320

Alcoa, Inc. sr. unsec. unsub. notes 5.4s, 2021	5,000	5,415

Alcoa, Inc. sr. unsec. unsub. notes 5 1/8s, 2024	5,000	5,299

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95s, 2021	15,000	15,366

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019
(France)	133,000	160,598

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s,
2039 (France)	7,000	7,245

Archer-Daniels-Midland Co. sr. unsec.
notes 5.45s, 2018	128,000	142,580

Boise Cascade Co. company guaranty sr. unsec.
notes 6 3/8s, 2020	20,000	21,000

Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4 5/8s, 2022
(Germany)	10,000	9,900

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)	25,000	26,500

CF Industries, Inc. company guaranty sr. unsec.
notes 5 3/8s, 2044	11,000	11,962

CF Industries, Inc. company guaranty sr. unsec.
notes 5.15s, 2034	8,000	8,385

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 7 1/8s, 2020	18,000	21,445

Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2024	5,000	4,863

CPG Merger Sub, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2021	17,000	17,383

Cytec Industries, Inc. sr. unsec.
unsub. notes 3 1/2s, 2023	35,000	35,214

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	95,000	100,703

Eastman Chemical Co. sr. unsec.
unsub. notes 3.8s, 2025	35,000	35,373

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	4,000	3,890

First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7s, 2021 (Canada)	10,000	9,000

Glencore Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. bonds 5.8s, 2016
(Canada)	19,000	20,325

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4 5/8s, 2024	16,000	16,024

HD Supply, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020	23,000	24,093

HD Supply, Inc. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2020	13,000	14,885

HD Supply, Inc. 144A company
guaranty sr. notes 5 1/4s, 2021	15,000	15,263

Hexion U.S. Finance Corp. company
guaranty sr. notes 6 5/8s, 2020	7,000	6,860

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes 8 7/8s, 2018	14,000	12,460

HudBay Minerals, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2020 (Canada)	20,000	19,400

HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)	15,000	14,550

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Basic materials cont.
Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021	$17,000	$18,233

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020	20,000	19,850

Huntsman International, LLC 144A company
guaranty sr. unsec. unsub. notes 5 1/8s, 2022	5,000	4,925

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	27,000	29,700

Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020	20,000	21,050

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	62,424

Mercer International, Inc. 144A company
guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)	10,000	10,125

Methanex Corp. sr. unsec. unsub. notes 5.65s,
2044 (Canada)	45,000	46,010

Methanex Corp. sr. unsec. unsub. notes 4 1/4s,
2024 (Canada)	55,000	54,760

Methanex Corp. sr. unsec. unsub. notes 3 1/4s,
2019 (Canada)	6,000	5,966

Momentive Performance Materials, Inc. escrow
company guaranty sr. notes 8 7/8s, 2020 F	15,000	—

Momentive Performance Materials, Inc. company
guaranty sr. notes 3.88s, 2021	15,000	12,713

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043	3,000	3,444

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033	2,000	2,266

New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2020 (Canada)	25,000	25,038

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022
(Canada)	10,000	9,800

Packaging Corp. of America sr. unsec.
unsub. notes 4 1/2s, 2023	45,000	47,361

PQ Corp. 144A sr. notes 8 3/4s, 2018	17,000	17,595

Rio Tinto Finance USA PLC company
guaranty sr. unsec. unsub. notes 1 5/8s, 2017
(United Kingdom)	130,000	129,946

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 9s, 2019 (Australia)	62,000	78,440

Rock-Tenn Co. company guaranty sr. unsec.
unsub. notes 4.45s, 2019	38,000	40,585

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020	25,000	24,798

Ryerson, Inc./Joseph T Ryerson & Son, Inc.
company guaranty sr. notes 9s, 2017	19,000	19,523

SBA Communications Corp. 144A sr. unsec.
notes 4 7/8s, 2022	10,000	9,625

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 8 3/8s, 2021	5,000	5,588

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 6 7/8s, 2033	5,000	5,113

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020	9,000	9,855

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023	14,000	14,210

Sealed Air Corp. 144A sr. unsec. notes 5 1/8s, 2024	5,000	5,050

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022	5,000	4,963

Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)	5,000	5,863

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2022	3,000	3,180

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2019	4,000	4,200

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Basic materials cont.
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	$3,000	$3,045

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 1/2s, 2024	10,000	10,250

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 1/8s, 2021	5,000	5,094

TMS International Corp. 144A company
guaranty sr. unsec. notes 7 5/8s, 2021	15,000	15,450

USG Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021	3,000	3,030

Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. bonds 6s, 2023	10,000	9,500

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s,
2032 R	60,000	79,881

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	15,000	15,638

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 1/8s, 2021	10,000	10,250

		1,739,488
Capital goods (0.6%)
ADS Waste Holdings, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2020	43,000	43,000

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	32,000	35,840

Amstead Industries, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2024	10,000	9,725

Amstead Industries, Inc. 144A company
guaranty sr. unsec. notes 5s, 2022	10,000	9,825

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5 1/2s, 2022	10,000	9,925

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5 1/4s, 2024	10,000	9,600

Berry Plastics Corp. company
guaranty notes 5 1/2s, 2022	10,000	10,150

Berry Plastics Corp. company
guaranty unsub. notes 9 3/4s, 2021	20,000	22,250

Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019	40,000	44,519

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023
(Canada)	10,000	10,200

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s,
2020 (Canada)	20,000	21,750

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	45,000	48,375

Covidien International Finance SA company
guaranty sr. unsec. unsub. notes 6s, 2017
(Luxembourg)	130,000	145,482

Crown Americas, LLC/Crown Americas Capital Corp.
IV company guaranty sr. unsec. notes 4 1/2s, 2023	42,000	40,740

Crown Cork & Seal Co., Inc. sr. unsec.
bonds 7 3/8s, 2026	10,000	11,050

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022	85,000	83,621

Gates Global LLC/Gates Global Co. 144A sr. unsec.
notes 6s, 2022	10,000	9,575

General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 3.6s, 2042	60,000	57,710

General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2 1/4s, 2022	30,000	28,979

Huntington Ingalls Industries, Inc. 144A company
guaranty sr. unsec. notes 5s, 2021	10,000	10,175

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Capital goods cont.
Legrand France SA sr. unsec. unsub. debs 8 1/2s,
2025 (France)	$129,000	$181,004

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 5 7/8s, 2022	20,000	20,300

MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2023	15,000	14,100

Moog, Inc. 144A company guaranty sr. unsec.
notes 5 1/4s, 2022	5,000	5,063

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	35,000	37,100

Oshkosh Corp. company guaranty sr. unsec.
notes 5 3/8s, 2022	15,000	15,300

Owens-Brockway Glass Container, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2025	15,000	15,150

Pittsburgh Glass Works, LLC 144A company
guaranty sr. notes 8s, 2018	20,000	21,100

Raytheon Co. sr. unsec. notes 4 7/8s, 2040	20,000	22,820

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. notes 5 3/4s, 2020	10,000	10,250

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 5 3/8s, 2024	20,000	20,500

Tenneco, Inc. company
guaranty sr. unsub. notes 6 7/8s, 2020	14,000	14,805

Terex Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	4,000	4,140

Terex Corp. company guaranty sr. unsec.
unsub. notes 6s, 2021	24,000	24,480

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2021	20,000	21,300

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6 1/2s, 2024	3,000	3,015

United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017	107,000	119,033

Zebra Technologies Corp. 144A sr. unsec.
unsub. notes 7 1/4s, 2022	15,000	15,750

		1,227,701
Communication services (1.7%)
Adelphia Communications Corp. escrow
bonds zero %, 2015	55,000	413

American Tower Corp. sr. unsec. notes 7s, 2017 R	75,000	84,678

Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017	40,000	44,500

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	7,000	7,910

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	10,000	11,000

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	9,000	9,450

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022	7,000	7,000

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023	7,000	6,825

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. notes 6 5/8s, 2022	13,000	13,813

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019	20,000	20,775

CCOH Safari, LLC company guaranty sr. unsec.
bonds 5 3/4s, 2024	15,000	15,169

CCOH Safari, LLC company guaranty sr. unsec.
bonds 5 1/2s, 2022	10,000	10,150

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Communication services cont.
CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	$14,000	$15,330

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	4,000	4,150

Comcast Corp. company guaranty sr. unsec.
unsub. bonds 6 1/2s, 2017	55,000	60,731

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	114,000	160,614

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2035	17,000	22,729

Crown Castle International Corp. sr. unsec.
notes 5 1/4s, 2023 R	14,000	14,280

Crown Castle International Corp. sr. unsec.
unsub. notes 4 7/8s, 2022 R	7,000	7,070

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	15,000	16,488

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	13,000	14,333

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024	13,000	13,065

Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Netherlands)	73,000	107,833

DISH DBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	7,000	7,945

DISH DBS Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2024	15,000	15,075

Frontier Communications Corp. sr. unsec.
unsub. notes 7 5/8s, 2024	4,000	4,200

Hughes Satellite Systems Corp. company
guaranty sr. notes 6 1/2s, 2019	13,000	13,943

Hughes Satellite Systems Corp. company
guaranty sr. unsec. notes 7 5/8s, 2021	9,000	9,900

Intelsat Jackson Holdings SA company
guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)	7,000	7,193

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)	17,000	18,190

Intelsat Luxembourg SA company guaranty sr. unsec.
bonds 8 1/8s, 2023 (Luxembourg)	33,000	33,660

Intelsat Luxembourg SA company guaranty sr. unsec.
bonds 7 3/4s, 2021 (Luxembourg)	40,000	40,100

Koninklijke (Royal) KPN NV sr. unsec.
unsub. bonds 8 3/8s, 2030 (Netherlands)	30,000	42,180

Level 3 Communications, Inc. 144A sr. unsec.
unsub. notes 5 3/4s, 2022	5,000	5,031

Level 3 Escrow II, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/8s, 2022	15,000	15,075

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 5/8s, 2020	17,000	18,339

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 7s, 2020	17,000	17,914

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2021	5,000	5,175

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
unsub. notes 7 1/4s, 2022	10,000	10,675

NII International Telecom SCA 144A company
guaranty sr. unsec. notes 7 7/8s, 2019
(Luxembourg) (In default) †	15,000	10,725

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021
(France)	46,000	49,279

Quebecor Media, Inc. sr. unsec.
unsub. notes 5 3/4s, 2023 (Canada)	13,000	13,293

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	90,000	104,068

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	25,000	29,774

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Communication services cont.
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4 1/2s, 2043
(Canada)	$85,000	$86,102

SBA Telecommunications, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2020	4,000	4,071

SES SA 144A company guaranty sr. unsec.
notes 3.6s, 2023 (France)	42,000	42,392

Sprint Capital Corp. company guaranty 6 7/8s, 2028	85,000	74,800

Sprint Communications, Inc. sr. unsec.
unsub. notes 8 3/8s, 2017	17,000	18,339

Sprint Communications, Inc. sr. unsec.
unsub. notes 7s, 2020	5,000	4,975

Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9s, 2018	15,000	17,061

Sprint Corp. company guaranty sr. unsec.
notes 7 7/8s, 2023	48,000	47,386

Sprint Corp. company guaranty sr. unsec.
notes 7 1/4s, 2021	17,000	16,851

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.836s, 2023	3,000	3,101

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.633s, 2021	7,000	7,140

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 5/8s, 2023	23,000	23,518

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.464s, 2019	7,000	7,280

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2025	10,000	10,160

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2021	20,000	20,450

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2022	17,000	17,255

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6s, 2023	5,000	5,013

TCI Communications, Inc. sr. unsec.
unsub. notes 7 1/8s, 2028	65,000	87,439

Telefonica Emisiones SAU company
guaranty sr. unsec. notes 4.57s, 2023 (Spain)	150,000	160,597

Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	1,000	1,379

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	25,000	32,682

Time Warner Entertainment Co. LP company
guaranty sr. unsec. bonds 8 3/8s, 2033	156,000	234,115

Time Warner Entertainment Co. LP company
guaranty sr. unsec. bonds 8 3/8s, 2023	4,000	5,384

Verizon Communications, Inc. sr. unsec.
notes 6.4s, 2038	192,000	236,901

Verizon Communications, Inc. sr. unsec.
unsub. notes 6.4s, 2033	99,000	122,832

Verizon Communications, Inc. sr. unsec.
unsub. notes 4.4s, 2034	65,000	64,609

Verizon New Jersey, Inc. company
guaranty sr. unsec. unsub. bonds 8s, 2022	45,000	56,953

Verizon New York, Inc. company
guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032	65,000	81,509

Verizon Pennsylvania, Inc. company
guaranty sr. unsec. bonds 8.35s, 2030	50,000	68,679

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)	20,000	20,350

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Communication services cont.
Vodafone Group PLC sr. unsec.
unsub. notes 1 1/4s, 2017 (United Kingdom)	$225,000	$222,134

WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
notes 10 1/4s, 2019	24,000	24,990

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017	33,000	35,723

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021	14,000	14,280

Windstream Corp. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2023	15,000	14,025

		3,030,515
Consumer cyclicals (2.5%)
21st Century Fox America, Inc. company
guaranty sr. unsec. debs. 7 3/4s, 2024	50,000	64,527

21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. debs. 7 3/4s, 2045	85,000	127,866

Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2022	15,000	14,813

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017	128,000	126,642

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020	15,000	16,313

AMC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 5 7/8s, 2022	10,000	10,150

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	7,000	7,851

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	38,000	41,135

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044	60,000	62,777

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 10 5/8s, 2017	35,000	34,825

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8s, 2021	4,000	3,340

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6 1/2s, 2020
(Canada)	23,000	24,035

Brookfield Residential Properties, Inc./
Brookfield Residential US Corp. 144A company
guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)	10,000	10,352

Building Materials Corp. of America 144A
sr. unsec. notes 6 3/4s, 2021	7,000	7,403

Building Materials Corp. of America 144A
sr. unsec. notes 5 3/8s, 2024	25,000	24,938

CBS Corp. company guaranty sr. unsec.
debs. 7 7/8s, 2030	60,000	83,857

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	70,000	75,596

CBS Outdoor Americas Capital, LLC/CBS Outdoor
Americas Capital Corp. 144A company
guaranty sr. unsec. notes 5 7/8s, 2025	10,000	10,075

CBS Outdoor Americas Capital, LLC/CBS Outdoor
Americas Capital Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	17,000	17,170

CCM Merger, Inc. 144A company guaranty sr. unsec.
notes 9 1/8s, 2019	14,000	14,735

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 1/4s, 2021	13,000	13,065

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2024	4,000	3,980

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Cinemark USA, Inc. company guaranty sr. unsec.
notes 5 1/8s, 2022	$3,000	$2,933

Cinemark USA, Inc. company guaranty sr. unsec.
notes 4 7/8s, 2023	4,000	3,780

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021	5,000	5,325

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2020	20,000	21,000

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2022	14,000	14,420

Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	14,000	14,140

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024	10,000	10,125

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023	17,000	17,765

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021	4,000	4,120

DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. notes 7 3/4s, 2020
(Luxembourg)	23,000	24,093

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023	75,000	68,268

Entercom Radio, LLC company guaranty sr. unsec.
sub. notes 10 1/2s, 2019	20,000	21,700

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	90,000	100,573

FelCor Lodging LP company
guaranty sr. notes 6 3/4s, 2019 R	30,000	31,161

First Cash Financial Services, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2021
(Mexico)	7,000	7,280

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097	24,000	31,759

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047	25,000	40,379

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031	45,000	61,092

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	40,000	57,599

Ford Motor Credit Co., LLC sr. unsec.
notes 8 1/8s, 2020	140,000	173,460

Gannett Co., Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2020	10,000	10,175

Gannett Co., Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2019	13,000	13,293

Gannett Co., Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2021	15,000	14,888

Garda World Security Corp. 144A company
guaranty sr. unsec. unsub. notes 7 1/4s, 2021
(Canada)	20,000	19,812

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045	30,000	31,650

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 3 1/4s, 2018	39,000	39,049

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 2 3/4s, 2016	56,000	56,910

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018	10,000	9,575

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 4 7/8s, 2020	17,000	17,213

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 4 3/8s, 2018	34,000	34,765

Gray Television, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2020	23,000	23,690

Great Canadian Gaming Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD 27,000	24,442

Griffey Intermediate, Inc./Griffey Finance
Sub, LLC 144A sr. unsec. notes 7s, 2020	$9,000	7,065

Historic TW, Inc. company guaranty sr. unsec.
unsub. bonds 9.15s, 2023	40,000	54,404

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	$65,000	$68,595

Host Hotels & Resorts LP sr. unsec.
unsub. notes 6s, 2021 R	31,000	35,648

Host Hotels & Resorts LP sr. unsec.
unsub. notes 5 1/4s, 2022 R	44,000	48,018

Howard Hughes Corp. (The) 144A sr. unsec.
notes 6 7/8s, 2021	20,000	20,700

Hyatt Hotels Corp. sr. unsec.
unsub. notes 3 3/8s, 2023	15,000	14,782

Igloo Holdings Corp. 144A sr. unsec.
unsub. notes 8 1/4s, 2017 ‡‡	24,000	24,240

iHeartCommunications, Inc. company
guaranty sr. notes 9s, 2021	33,000	32,340

iHeartCommunications, Inc. company
guaranty sr. notes 9s, 2019	35,000	34,475

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. notes 5 7/8s, 2021	7,000	7,105

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2020	13,000	13,520

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	17,000	17,595

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019	30,000	27,900

Jo-Ann Stores, LLC 144A sr. unsec. notes 9 3/4s,
2019 ‡‡	15,000	12,750

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064	65,000	67,013

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	13,000	14,593

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022	7,000	7,560

Lamar Media Corp. company
guaranty sr. sub. notes 5 7/8s, 2022	14,000	14,525

Lamar Media Corp. company guaranty sr. unsec.
notes 5 3/8s, 2024	15,000	15,450

Lender Processing Services, Inc./Black Knight
Lending Solutions, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023	20,000	21,150

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022	22,000	21,560

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2019	7,000	7,000

M/I Homes, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2018	65,000	67,600

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6.9s, 2029	45,000	57,280

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2042	45,000	49,047

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 4.3s, 2043	95,000	92,048

Marriott International, Inc. sr. unsec.
unsub. notes 3s, 2019	135,000	138,534

Masonite International Corp. 144A company
guaranty sr. notes 8 1/4s, 2021	50,000	53,375

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)	20,000	20,100

Media General Financing Sub, Inc. 144A sr. unsec.
notes 5 7/8s, 2022	5,000	4,950

MGM Resorts International company
guaranty sr. unsec. notes 6 3/4s, 2020	35,000	36,750

MGM Resorts International company
guaranty sr. unsec. notes 5 1/4s, 2020	35,000	34,738

MGM Resorts International company
guaranty sr. unsec. unsub. notes 8 5/8s, 2019	10,000	11,338

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021	$15,000	$15,713

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019	96,052	103,976

Navistar International Corp. sr. notes 8 1/4s, 2021	19,000	18,620

Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7 1/8s, 2028	45,000	45,000

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. notes 8 3/4s, 2021 ‡‡	25,000	26,500

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. notes 8s, 2021	10,000	10,575

Nexstar Broadcasting, Inc. company
guaranty sr. unsec. unsub. notes 6 7/8s, 2020	15,000	15,563

Nielsen Co. Luxembourg S.a.r.l. (The) 144A
company guaranty sr. unsec. notes 5 1/2s, 2021
(Luxembourg)	15,000	15,056

Nordstrom, Inc. sr. unsec. notes 5s, 2044	30,000	34,265

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028	60,000	79,066

Nortek, Inc. company guaranty sr. unsec.
notes 10s, 2018	50,000	52,375

Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021	25,000	26,750

O’Reilly Automotive, Inc. company
guaranty sr. unsec. unsub. notes 3.85s, 2023	20,000	20,694

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	9,000	10,892

Penn National Gaming, Inc. sr. unsec.
notes 5 7/8s, 2021	23,000	21,390

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/4s, 2022	14,000	14,525

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/8s, 2024	10,000	10,125

Petco Animal Supplies, Inc. 144A company
guaranty sr. unsec. notes 9 1/4s, 2018	13,000	13,650

Petco Holdings, Inc. 144A sr. unsec.
notes 8 1/2s, 2017 ‡‡	5,000	5,075

PulteGroup, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2017	25,000	28,000

PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2032	10,000	11,375

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2023	14,000	13,194

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2022	8,000	7,640

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019	25,000	26,500

ROC Finance, LLC/ROC Finance 1 Corp. 144A
notes 12 1/8s, 2018	24,000	25,320

Sabre, Inc. 144A sr. notes 8 1/2s, 2019	11,000	11,770

Scientific Games Corp. company
guaranty sr. unsec. sub. notes 8 1/8s, 2018	5,000	4,250

Scientific Games International, Inc. company
guaranty sr. unsec. sub. notes 6 1/4s, 2020	5,000	3,500

Scientific Games International, Inc. 144A company
guaranty sr. notes 7s, 2022	15,000	15,188

Scientific Games International, Inc. 144A company
guaranty sr. unsec. notes 10s, 2022	35,000	32,069

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 6 3/8s, 2021	13,000	13,390

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 5 3/8s, 2021	7,000	6,948

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Sinclair Television Group, Inc. sr. unsec.
notes 6 1/8s, 2022	$7,000	$7,123

Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	5,000	4,838

Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. notes 6s, 2024	13,000	13,293

Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5 7/8s, 2020	13,000	13,423

Sirius XM Radio, Inc. 144A sr. unsec.
notes 5 1/4s, 2022	4,000	4,200

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021	27,000	27,000

Spectrum Brands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020	3,000	3,128

Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2020	20,000	20,900

Spectrum Brands, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 1/8s, 2024	10,000	10,150

Standard Pacific Corp. company
guaranty sr. unsec. notes 6 1/4s, 2021	14,000	14,350

Standard Pacific Corp. company
guaranty sr. unsec. notes 5 7/8s, 2024	5,000	5,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021	12,000	10,920

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 7 3/4s, 2020	7,000	7,420

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	7,000	6,685

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021	7,000	6,843

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A sr. notes 7 3/4s, 2020	20,000	21,200

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044	55,000	56,685

Time Warner, Inc. company guaranty sr. unsec.
notes 3.15s, 2015	10,000	10,140

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A
company guaranty sr. unsec. notes 9s, 2019	10,000	10,650

Toyota Motor Credit Corp. sr. unsec.
unsub. notes Ser. MTN, 1 1/4s, 2017	130,000	129,612

Tri Pointe Holdings, Inc. 144A sr. unsec.
unsub. notes 5 7/8s, 2024	10,000	10,000

TRW Automotive, Inc. 144A company
guaranty sr. unsec. notes 4 1/2s, 2021	4,000	4,020

TRW Automotive, Inc. 144A company
guaranty sr. unsec. notes 4.45s, 2023	25,000	25,125

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021	20,000	21,300

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	142,000	195,395

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040	10,000	11,814

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	30,000	30,502

Walt Disney Co. (The) sr. unsec.
unsub. notes 4 3/8s, 2041	10,000	10,898

Walt Disney Co. (The) sr. unsec.
unsub. notes Ser. MTN, 1.1s, 2017	130,000	129,221

		4,516,416

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Consumer staples (1.2%)
Altria Group, Inc. company guaranty sr. unsec.
bonds 4s, 2024	$24,000	$25,086

Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	12,000	15,238

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	2,000	2,570

Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 2.85s, 2022	95,000	92,624

Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. notes 1 1/4s, 2018	130,000	128,601

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	60,000	92,629

Anheuser-Busch InBev Worldwide, Inc. company
guaranty unsec. unsub. notes 5 3/8s, 2020	60,000	67,958

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 9 3/4s, 2020	7,000	7,648

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023	17,000	17,340

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022
(Canada)	30,000	30,750

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019	13,000	13,325

Bunge, Ltd. Finance Corp. company
guaranty sr. unsec. notes 8 1/2s, 2019	4,000	4,902

Bunge, Ltd. Finance Corp. company
guaranty sr. unsec. unsub. notes 4.1s, 2016	41,000	42,347

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042	65,000	65,605

CEC Entertainment, Inc. company
guaranty sr. unsec. notes 8s, 2022	15,000	14,550

Coca-Cola Co. (The) sr. unsec.
unsub. notes 5.35s, 2017	81,000	89,822

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023	50,000	51,438

Constellation Brands, Inc. company
guaranty sr. unsec. notes 4 1/4s, 2023	4,000	3,975

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016	20,000	21,600

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022	10,000	11,050

Corrections Corp. of America company
guaranty sr. unsec. notes 4 5/8s, 2023 R	24,000	23,100

Corrections Corp. of America company
guaranty sr. unsec. notes 4 1/8s, 2020 R	4,000	3,890

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018	130,000	131,164

CVS Pass-Through Trust sr. notes 6.036s, 2028	3,870	4,480

CVS Pass-Through Trust 144A sr. mtge.
notes 4.704s, 2036	48,785	52,166

Delhaize Group SA company guaranty sr. unsec.
notes 4 1/8s, 2019 (Belgium)	10,000	10,502

Diageo Capital PLC company guaranty sr. unsec.
unsub. notes 1 1/2s, 2017 (United Kingdom)	29,000	29,039

Diageo Investment Corp. company
guaranty sr. unsec. debs. 8s, 2022	40,000	52,888

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021	28,000	25,690

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7s, 2037	50,000	67,381

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85s, 2024	85,000	86,203

HJ Heinz Co. company guaranty notes 4 1/4s, 2020	23,000	23,230

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Consumer staples cont.
JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020 (Brazil)	$7,000	$7,368

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021 (Brazil)	10,000	10,300

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021 (Brazil)	5,000	5,175

Kraft Foods Group, Inc. sr. unsec.
unsub. notes 6 1/2s, 2040	70,000	90,249

Kroger Co. (The) company guaranty sr. unsec.
notes 6.9s, 2038	85,000	113,107

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018	5,000	5,150

Landry’s, Inc. 144A sr. unsec. notes 9 3/8s, 2020	37,000	39,220

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	51,000	66,747

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	59,000	72,469

Molson Coors Brewing Co. company
guaranty sr. unsec. unsub. notes 5s, 2042	50,000	54,274

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	58,000	70,563

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017	129,000	128,750

Prestige Brands, Inc. 144A sr. unsec.
notes 5 3/8s, 2021	12,000	11,790

Revlon Consumer Products Corp. company
guaranty sr. unsec. notes 5 3/4s, 2021	23,000	23,000

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2020	17,000	18,551

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020	7,000	7,481

Tyson Foods, Inc. company guaranty sr. unsec.
unsub. notes 6.6s, 2016	35,000	37,310

United Rentals North America, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2022	12,000	13,185

United Rentals North America, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2024	2,000	2,060

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2023	17,000	17,850

Vander Intermediate Holding II Corp. 144A
sr. unsec. notes 9 3/4s, 2019 ‡‡	10,000	10,350

Walgreens Boots Alliance, Inc. company
guaranty sr. unsec. unsub. notes 3.3s, 2021	60,000	60,425

WhiteWave Foods Co. (The) company
guaranty sr. unsec. unsub. notes 5 3/8s, 2022	5,000	5,150

		2,179,315
Energy (1.5%)
Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. notes 5 7/8s, 2021	7,000	7,298

Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 6 1/8s, 2022	7,000	7,438

Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 4 7/8s, 2023	22,000	22,440

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021	30,000	9,150

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	11,000	11,770

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036	10,000	12,017

Anadarko Petroleum Corp. sr. unsec.
unsub. notes 6.95s, 2019	30,000	35,051

Antero Resources Corp. 144A company
guaranty sr. unsec. notes 5 1/8s, 2022	13,000	12,253

Antero Resources Finance Corp. company
guaranty sr. unsec. notes 5 3/8s, 2021	13,000	12,578

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040	5,000	4,899

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Energy cont.
Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022	$44,000	$43,231

Baytex Energy Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)	10,000	8,500

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016
(United Kingdom)	145,000	148,920

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 1.846s, 2017
(United Kingdom)	130,000	131,068

Calfrac Holdings LP 144A company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020	13,000	10,985

California Resources Corp. 144A company
guaranty sr. unsec. notes 6s, 2024	30,000	25,350

California Resources Corp. 144A company
guaranty sr. unsec. notes 5s, 2020	20,000	17,350

Canadian Natural Resources, Ltd. sr. unsec.
unsub. notes 5.7s, 2017 (Canada)	235,000	254,751

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2021	17,000	11,560

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5 3/4s, 2023	4,000	4,120

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 4 7/8s, 2022	10,000	9,725

Chesapeake Oilfield Operating, LLC/Chesapeake
Oilfield Finance, Inc. company
guaranty sr. unsec. unsub. notes 6 5/8s, 2019	20,000	15,200

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017	128,000	127,209

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022	23,000	24,150

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023	17,000	17,085

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	10,000	10,100

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s,
2019 (Canada)	15,000	5,475

ConocoPhillips Co. company guaranty sr. unsec.
notes 1.05s, 2017	130,000	128,338

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 5 7/8s, 2022	10,000	9,300

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	4,000	3,800

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 5 1/2s, 2022	15,000	13,725

EQT Midstream Partners LP company
guaranty sr. unsec. notes 4s, 2024	10,000	9,903

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	10,000	7,650

Exterran Partners LP/EXLP Finance Corp. 144A
company guaranty sr. unsec. notes 6s, 2022	17,000	14,450

FTS International, Inc. 144A company
guaranty sr. notes 6 1/4s, 2022	10,000	7,300

Gulfport Energy Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2020	45,000	43,988

Gulfport Energy Corp. 144A company
guaranty sr. unsec. notes 7 3/4s, 2020	10,000	9,775

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 9 3/4s, 2020	4,000	3,000

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2021	38,000	28,595

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	30,000	37,272

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Energy cont.
Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. notes 7 1/4s, 2020	$14,000	$13,300

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. unsec. notes 5 1/2s, 2022	4,000	3,400

Hilcorp Energy I LP/Hilcorp Finance Co. 144A
sr. unsec. notes 5s, 2024	5,000	4,400

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	10,000	13,671

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	24,000	14,880

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019	30,000	30,525

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	3,000	3,008

Lightstream Resources, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	33,000	23,100

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	10,000	8,100

Linn Energy, LLC/Linn Energy Finance Corp.
company guaranty sr. unsec. notes 6 1/4s, 2019	37,000	31,265

Lone Pine Resources Canada, Ltd. escrow company
guaranty sr. unsec. unsub. notes 10 3/8s, 2017
(Canada) F	20,000	1

Marathon Petroleum Corp. sr. unsec.
unsub. notes 6 1/2s, 2041	25,000	29,755

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	10,000	9,125

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 3/8s, 2023 (Canada)	10,000	8,925

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016 (In default) †	45,000	33,300

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	35,000	34,825

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	85,000	74,223

Oasis Petroleum, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2023	10,000	9,000

Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2022	30,000	27,300

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)	20,000	15,000

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)	20,000	14,200

Paragon Offshore PLC 144A company
guaranty sr. unsec. notes 6 3/4s, 2022	10,000	6,100

Paragon Offshore PLC 144A company
guaranty sr. unsec. unsub. notes 7 1/4s, 2024	30,000	18,000

Petroleos de Venezuela SA sr. unsec.
notes 5 1/8s, 2016 (Venezuela)	25,000	13,188

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6s, 2026 (Venezuela)	40,000	14,600

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 6 3/8s, 2045 (Mexico)	80,000	90,600

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4 7/8s, 2024 (Mexico)	80,000	83,120

Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. notes 5 5/8s, 2022	5,000	4,675

Rosetta Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2024	17,000	15,130

Rosetta Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 5/8s, 2021	10,000	9,151

20 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Energy cont.
Sabine Pass LNG LP company
guaranty sr. notes 6 1/2s, 2020	$7,000	$7,070

Samson Investment Co. company guaranty sr. unsec.
unsub. notes 9 3/4s, 2020	43,000	17,818

Seven Generations Energy, Ltd. 144A sr. unsec.
notes 8 1/4s, 2020 (Canada)	19,000	18,240

Seventy Seven Energy, Inc. sr. unsec.
notes 6 1/2s, 2022	5,000	2,950

Shelf Drilling Holdings, Ltd. 144A
sr. notes 8 5/8s, 2018	17,000	13,940

Shell International Finance BV company
guaranty sr. unsec. notes 3.1s, 2015
(Netherlands)	95,000	96,275

Shell International Finance BV company
guaranty sr. unsec. unsub. notes 5.2s, 2017
(Netherlands)	140,000	151,985

SM Energy Co. sr. unsec. notes 6 5/8s, 2019	7,000	6,860

SM Energy Co. sr. unsec. notes 6 1/2s, 2021	7,000	6,790

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	3,000	2,895

Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	54,553

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	40,000	46,266

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018
(Canada)	4,000	2,470

Total Capital International SA company
guaranty sr. unsec. unsub. notes 1.55s, 2017
(France)	128,000	128,437

Triangle USA Petroleum Corp. 144A sr. unsec.
notes 6 3/4s, 2022	5,000	3,300

Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021	14,000	12,495

Weatherford International, LLC company
guaranty sr. unsec. unsub. notes 6.8s, 2037	15,000	14,184

Weatherford International, Ltd. of Bermuda
company guaranty sr. unsec. notes 9 7/8s, 2039
(Bermuda)	70,000	87,294

Whiting Petroleum Corp. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021	34,000	31,110

Williams Cos., Inc. (The) notes 7 3/4s, 2031	1,000	1,071

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	3,000	3,466

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024	45,000	41,849

Williams Partners LP sr. unsec. notes 5.4s, 2044	15,000	14,790

Williams Partners LP sr. unsec. notes 4.3s, 2024	15,000	14,883

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	7,000	6,738

		2,760,365
Financials (5.0%)
Abbey National Treasury Services PLC/London bank
guaranty sr. unsec. unsub. notes 1 3/8s, 2017
(United Kingdom)	140,000	139,848

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019	90,000	112,475

Aflac, Inc. sr. unsec. notes 6.9s, 2039	75,000	101,834

Ally Financial, Inc. company
guaranty sr. notes 6 1/4s, 2017	17,000	18,360

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	13,000	13,065

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2031	24,000	30,600

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	13,000	15,340

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Financials cont.
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	$10,000	$11,725

Ally Financial, Inc. unsec. sub. notes 8s, 2018	14,000	15,890

American Express Co. sr. unsec. notes 7s, 2018	83,000	96,027

American Express Co. sr. unsec. notes 6.15s, 2017	49,000	54,596

American International Group, Inc. jr. sub. FRB
bonds 8.175s, 2058	76,000	102,980

American International Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	149,000	166,519

ARC Properties Operating Partnership LP/Clark
Acquisition, LLC company guaranty sr. unsec.
unsub. notes 4.6s, 2024 R	50,000	46,127

Associates Corp. of North America sr. unsec.
notes 6.95s, 2018	135,000	157,679

AXA SA 144A jr. unsec. sub. FRN notes 6.463s,
perpetual maturity (France)	85,000	89,463

Bank of America Corp. jr. unsec. sub. FRN
notes Ser. Z, 6 1/2s, perpetual maturity	5,000	5,090

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018	128,000	127,903

Bank of Montreal sr. unsec.
unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)	128,000	131,092

Bank of New York Mellon Corp. (The) sr. unsec.
unsub. notes 1.969s, 2017	105,000	106,402

Bank of Nova Scotia sr. unsec.
unsub. notes 1 3/8s, 2017 (Canada)	130,000	129,170

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)	95,000	127,546

BBVA International Preferred SAU company
guaranty jr. unsec. sub. FRB bonds 5.919s,
perpetual maturity (Spain)	95,000	96,691

Bear Stearns Cos., LLC (The) sr. unsec.
unsub. notes 7 1/4s, 2018	22,000	25,356

Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. unsub. notes 4.3s, 2043	29,000	30,727

BNP Paribas SA bank guaranty sr. unsec.
unsub. notes Ser. MTN, 1 3/8s, 2017 (France)	140,000	139,998

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s,
2017 (France)	40,000	40,648

Camden Property Trust sr. unsec. notes 4 7/8s,
2023 R	65,000	71,763

CBL & Associates LP company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023 R	95,000	101,792

CBRE Services, Inc. company guaranty sr. unsec.
notes 5 1/4s, 2025	5,000	5,100

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5s, 2023	13,000	13,285

CIT Group, Inc. sr. unsec. notes 5s, 2023	10,000	10,225

CIT Group, Inc. sr. unsec. notes 5s, 2022	17,000	17,468

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	14,000	14,797

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	13,000	13,553

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019	7,000	6,983

CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018	24,000	26,040

CIT Group, Inc. 144A company
guaranty notes 5 1/2s, 2019	17,000	17,935

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	3,000	3,738

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017	130,000	137,421

Community Choice Financial, Inc. company
guaranty sr. notes 10 3/4s, 2019	10,000	6,500

Putnam VT Global Asset Allocation Fund 21

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Financials cont.
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA of Netherlands (Rabobank Nederland) bank
guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)	$116,000	$121,010

Credit Acceptance Corp. 144A company
guaranty sr. unsec. notes 6 1/8s, 2021	13,000	13,000

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	50,000	61,664

Deutsche Bank AG/London sr. unsec. notes 6s, 2017
(United Kingdom)	128,000	142,193

DFC Finance Corp. 144A company
guaranty sr. notes 10 1/2s, 2020	15,000	12,713

Duke Realty LP company guaranty sr. unsec.
unsub. notes 4 3/8s, 2022 R	32,000	33,874

E*Trade Financial Corp. sr. unsec.
unsub. notes 6 3/8s, 2019	28,000	29,680

E*Trade Financial Corp. sr. unsec.
unsub. notes 5 3/8s, 2022	10,000	10,225

EPR Properties unsec. notes 5 1/4s, 2023 R	65,000	67,793

Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4 7/8s, 2024	30,000	30,225

Fifth Third Bancorp jr. unsec. sub. FRB
bonds 5.1s, perpetual maturity	20,000	18,525

Five Corners Funding Trust 144A unsec.
bonds 4.419s, 2023	135,000	143,067

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067	135,000	145,402

General Electric Capital Corp. sr. unsec.
notes 6 3/4s, 2032	205,000	280,006

General Electric Capital Corp. sr. unsec.
notes Ser. MTN, 5.4s, 2017	129,000	140,045

Genworth Holdings, Inc. company guaranty jr.
unsec. sub. FRB bonds 6.15s, 2066	90,000	55,350

Genworth Holdings, Inc. sr. unsec.
unsub. notes 7.7s, 2020	95,000	94,760

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	170,000	201,964

Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes Ser. GLOB, 2 3/8s, 2018	130,000	131,313

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	24,000	30,059

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 5 1/8s, 2022	35,000	39,283

HBOS PLC 144A unsec. sub. bonds 6s, 2033
(United Kingdom)	40,000	45,173

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022 R	70,000	68,868

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	60,000	65,115

Hockey Merger Sub 2, Inc. 144A sr. unsec.
notes 7 7/8s, 2021	20,000	19,900

Hospitality Properties Trust sr. unsec.
unsub. notes 4 1/2s, 2025 R	5,000	5,033

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	146,000	173,223

HSBC USA Capital Trust I 144A jr. bank
guaranty unsec. notes 7.808s, 2026	100,000	100,817

Hub Holdings LLC/Hub Holdings Finance, Inc. 144A
sr. unsec. notes 8 1/8s, 2019 ‡‡	5,000	4,950

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6s, 2020	30,000	30,906

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5 7/8s, 2022	17,000	17,074

ING Bank NV 144A unsec. sub. notes 5.8s, 2023
(Netherlands)	235,000	260,861

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Financials cont.
International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	$4,000	$4,370

International Lease Finance Corp. sr. unsec.
unsub. notes 5 7/8s, 2022	14,000	15,225

International Lease Finance Corp. sr. unsec.
unsub. notes 4 7/8s, 2015	58,000	58,725

iStar Financial, Inc. sr. unsec. notes 7 1/8s,
2018 R	13,000	13,683

JPMorgan Chase & Co. jr. unsec. sub. FRN
notes 7.9s, perpetual maturity	90,000	96,867

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017	130,000	131,236

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.8s, 2037	55,000	64,350

Lloyds Banking Group PLC jr. unsec. sub. FRB
bonds 7 1/2s, perpetual maturity
(United Kingdom)	212,000	215,710

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
notes 6.657s, perpetual maturity
(United Kingdom)	25,000	26,688

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s,
2015 (Australia)	35,000	35,541

Merrill Lynch & Co., Inc. unsec.
sub. notes 6.11s, 2037	270,000	322,082

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016	130,000	140,152

Mid-America Apartments LP sr. unsec. notes 4.3s,
2023 R	75,000	78,952

Morgan Stanley sr. unsec. notes 4 3/4s, 2017	98,000	104,389

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R	10,000	10,700

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. unsub. notes 6 3/8s,
2022 R	45,000	48,150

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2020	30,000	28,800

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021	15,000	13,650

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	25,129

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	45,000	63,926

Navient, LLC sr. unsec. unsub. notes Ser. A, MTN,
8.45s, 2018	13,000	14,495

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022	30,000	31,575

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020	15,000	15,600

Ocwen Financial Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2019	10,000	9,150

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	90,000	100,007

OneMain Financial Holdings, Inc. 144A company
guaranty sr. unsec. notes 6 3/4s, 2019	15,000	15,338

OneMain Financial Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 1/4s, 2021	10,000	10,250

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019	8,000	8,020

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021	14,000	12,845

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	63,000	69,202

Progressive Corp. (The) jr. unsec. sub. FRN
notes 6.7s, 2037	65,000	70,314

Provident Funding Associates LP/PFG Finance Corp.
144A company guaranty sr. unsec. notes 6 3/4s, 2021	20,000	19,350

22 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Financials cont.
Provident Funding Associates LP/PFG Finance Corp.
144A sr. notes 10 1/8s, 2019	$13,000	$13,650

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 8 7/8s, 2038	30,000	35,063

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 5 5/8s, 2043	71,000	72,953

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 5.2s, 2044	25,000	24,750

Realty Income Corp. sr. unsec. notes 4.65s, 2023 R	25,000	26,932

Royal Bank of Canada sr. unsec.
unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)	130,000	131,443

Royal Bank of Scotland Group PLC unsec.
sub. notes 6s, 2023 (United Kingdom)	20,000	21,648

Royal Bank of Scotland Group PLC unsec.
sub. notes 5 1/8s, 2024 (United Kingdom)	125,000	127,149

Royal Bank of Scotland Group PLC unsec.
sub. notes 4.7s, 2018 (United Kingdom)	115,000	119,019

Santander Holdings USA, Inc. sr. unsec.
unsub. notes 4 5/8s, 2016	21,000	21,881

Santander Issuances SAU 144A bank guaranty unsec.
sub. notes 5.911s, 2016 (Spain)	100,000	104,237

Simon Property Group LP sr. unsec.
unsub. notes 3 3/8s, 2022 R	10,000	10,294

Simon Property Group LP 144A sr. unsec.
unsub. notes 1 1/2s, 2018 R	118,000	117,252

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019	5,000	4,900

Springleaf Finance Corp. sr. unsec.
unsub. notes 7 3/4s, 2021	10,000	11,200

Springleaf Finance Corp. sr. unsec.
unsub. notes 6s, 2020	7,000	6,930

State Street Capital Trust IV company
guaranty jr. unsec. sub. FRB bonds 1.241s, 2037	75,000	62,906

Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4 1/4s, 2042	90,000	93,257

TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 8 1/2s, 2018	5,000	4,200

Travelers Property Casualty Corp. sr. unsec.
unsub. bonds 7 3/4s, 2026	40,000	54,052

Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.8s, 2025 (Russia)	300,000	235,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	392,000	330,848

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	22,081

Walter Investment Management Corp. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2021	13,000	11,603

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017	128,000	130,170

Westpac Banking Corp. sr. unsec. bonds 3s, 2015
(Australia)	15,000	15,319

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	80,000	89,029

Westpac Banking Corp. sr. unsec.
unsub. notes 2 1/4s, 2018 (Australia)	24,000	24,351

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024 R	30,000	31,486

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037	55,000	58,644

		9,061,040
Health care (1.3%)
AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022	80,000	78,653

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017	116,000	116,252

Acadia Healthcare Co., Inc. company
guaranty sr. unsec. notes 6 1/8s, 2021	35,000	35,700

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Health care cont.
Acadia Healthcare Co., Inc. company
guaranty sr. unsec. unsub. notes 5 1/8s, 2022	$15,000	$14,775

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	50,117

Amgen, Inc. sr. unsec. notes 3.45s, 2020	125,000	129,985

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017	130,000	131,706

AstraZeneca PLC sr. unsec. unsub. notes 6.45s,
2037 (United Kingdom)	71,000	95,237

AstraZeneca PLC sr. unsub. notes 5.9s, 2017
(United Kingdom)	130,000	145,761

Aviv Healthcare Properties LP/Aviv Healthcare
Capital Corp. company guaranty sr. unsec.
notes 7 3/4s, 2019	17,000	17,714

Aviv Healthcare Properties LP/Aviv Healthcare
Capital Corp. company guaranty sr. unsec.
notes 6s, 2021	14,000	14,560

Capsugel SA 144A sr. unsec. notes 7s, 2019
(Luxembourg) ‡‡	14,000	14,140

Catamaran Corp. company guaranty sr. unsec.
bonds 4 3/4s, 2021	14,000	14,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022	15,000	15,038

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2021	3,000	3,113

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2018	3,000	3,105

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2022	3,000	3,178

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021	80,000	87,518

Crimson Merger Sub, Inc. 144A sr. unsec.
notes 6 5/8s, 2022	23,000	20,671

DaVita HealthCare Partners, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2024	20,000	20,400

Endo Finance, LLC 144A company
guaranty sr. unsec. notes 5 3/4s, 2022	17,000	17,043

Endo Finance, LLC & Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/8s, 2023	10,000	9,775

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019	17,000	18,148

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 4 3/4s, 2024	5,000	5,050

Halyard Health, Inc. 144A sr. unsec.
notes 6 1/4s, 2022	15,000	15,225

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019	10,000	10,025

HCA, Inc. sr. notes 6 1/2s, 2020	67,000	74,956

HCA, Inc. sr. unsec. notes 7 1/2s, 2022	4,000	4,560

IASIS Healthcare, LLC/IASIS Capital Corp. company
guaranty sr. unsec. notes 8 3/8s, 2019	17,000	17,850

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020	5,000	5,150

Jaguar Holding Co. I 144A sr. unsec.
notes 9 3/8s, 2017 ‡‡	20,000	20,440

Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
144A sr. unsec. notes 9 1/2s, 2019	30,000	32,175

JLL/Delta Dutch Newco BV 144A sr. unsec.
notes 7 1/2s, 2022 (Netherlands)	18,000	18,270

Johnson & Johnson sr. unsec. notes 5.15s, 2018	81,000	90,918

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty notes 10 1/2s, 2018	40,000	43,800

Medtronic, Inc. 144A sr. unsec. notes 4 3/8s, 2035	28,000	29,704

Medtronic, Inc. 144A sr. unsec. notes 3 1/2s, 2025	27,000	27,620

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018	112,000	110,957

Putnam VT Global Asset Allocation Fund 23

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Health care cont.
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R	$25,000	$26,500

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4.95s, 2024 R	45,000	46,829

Omnicare, Inc. sr. unsec. notes 5s, 2024	5,000	5,125

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022	15,000	15,225

Par Pharmaceutical Cos., Inc. company
guaranty sr. unsec. unsub. notes 7 3/8s, 2020	23,000	24,035

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 6.95s, 2037	15,000	19,202

Salix Pharmaceuticals, Ltd. 144A company
guaranty sr. unsec. notes 6s, 2021	5,000	5,100

Service Corporation International sr. unsec.
unsub. notes 5 3/8s, 2024	23,000	23,460

Service Corporation International sr. unsec.
unsub. notes 5 3/8s, 2022	14,000	14,350

Service Corporation International/US sr. unsec.
unsub. notes 6 3/4s, 2016	52,000	54,210

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019	17,000	17,723

Teleflex, Inc. 144A company guaranty sr. unsec.
notes 5 1/4s, 2024	10,000	10,000

Tenet Healthcare Corp. company
guaranty sr. bonds 4 1/2s, 2021	7,000	7,018

Tenet Healthcare Corp. company
guaranty sr. bonds 4 3/8s, 2021	14,000	13,895

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018	24,000	26,160

Tenet Healthcare Corp. company
guaranty sr. notes 6s, 2020	20,000	21,477

Tenet Healthcare Corp. company
guaranty sr. notes 4 3/4s, 2020	3,000	3,045

Teva Pharmaceutical Finance II BV/Teva
Pharmaceutical Finance III, LLC company
guaranty sr. unsec. unsub. notes 3s, 2015
(Curacao)	50,000	50,477

United Surgical Partners International, Inc.
company guaranty sr. unsec. unsub. notes 9s, 2020	14,000	15,033

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	58,000	65,288

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4.7s, 2021	105,000	116,914

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.95s, 2042	90,000	89,713

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2 3/4s, 2023	90,000	88,301

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 7s, 2020	3,000	3,165

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018	5,000	5,158

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 3/8s, 2020	3,000	3,135

Valeant Pharmaceuticals International, Inc. 144A
sr. unsec. notes 6 3/4s, 2018	13,000	13,829

WellCare Health Plans, Inc. sr. unsec.
notes 5 3/4s, 2020	17,000	17,553

		2,365,209
Technology (0.8%)
ACI Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2020	25,000	26,125

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	27,000	27,028

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024	40,000	41,907

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Technology cont.
Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019	$5,000	$5,043

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	13,000	11,115

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	34,000	33,150

Cisco Systems, Inc. company guaranty sr. unsec.
unsub. notes 3.15s, 2017	135,000	141,115

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017	59,000	59,025

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017	130,000	129,004

Fidelity National Information Services, Inc.
company guaranty sr. unsec. unsub. notes 5s, 2022	17,000	18,029

First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021	9,000	10,688

First Data Corp. company guaranty sr. unsec.
sub. notes 11 3/4s, 2021	18,000	20,655

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021	49,000	52,430

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 10 3/4s, 2020	2,000	2,185

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 5s, 2021	9,000	9,000

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022	10,000	10,450

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	22,074

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017	111,000	113,084

Honeywell International, Inc. sr. unsec.
unsub. notes 5 3/8s, 2041	55,000	68,919

Honeywell International, Inc. sr. unsec.
unsub. notes 4 1/4s, 2021	40,000	44,709

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022	140,000	130,456

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017	130,000	129,810

Iron Mountain, Inc. company
guaranty sr. sub. notes 7 3/4s, 2019 R	7,000	7,490

Iron Mountain, Inc. company guaranty sr. unsec.
unsub. notes 6s, 2023 R	14,000	14,560

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018	11,000	12,506

Micron Technology, Inc. 144A sr. unsec.
notes 5 7/8s, 2022	25,000	26,250

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	25,000	30,633

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	93,466

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040	35,000	41,986

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022	80,000	77,601

SunGard Data Systems, Inc. company
guaranty sr. unsec. sub. notes 6 5/8s, 2019	13,000	13,130

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019	13,000	13,585

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	23,622

		1,460,830
Transportation (0.2%)
Air Medical Group Holdings, Inc. company
guaranty sr. notes 9 1/4s, 2018	18,000	18,765

Burlington Northern Santa Fe, LLC sr. unsec.
notes 5.4s, 2041	35,000	41,764

Burlington Northern Santa Fe, LLC sr. unsec.
unsub. notes 5 3/4s, 2040	35,000	43,131

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044	70,000	69,342

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	42,338	49,007

FedEx Corp. company guaranty sr. unsec.
unsub. notes 2 5/8s, 2022	15,000	14,687

Kansas City Southern de Mexico SA de CV
sr. unsec. unsub. notes 2.35s, 2020	9,000	8,628

Kansas City Southern Railway Co. (The) company
guaranty sr. unsec. notes 4.3s, 2043	16,000	16,325

24 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Transportation cont.
United Airlines 2014-2 Class A Pass Through Trust
sr. notes Ser. A, 3 3/4s, 2026	$45,000	$45,450

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	13,123	14,075

Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6 3/8s, 2023	19,000	18,810

		339,984
Utilities and power (1.4%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017	42,000	47,145

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021	27,000	30,510

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023	7,000	7,000

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	30,715

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	15,000	16,039

Beaver Valley Funding Corp. sr. bonds 9s, 2017	2,000	2,160

Calpine Corp. sr. unsec. notes 5 3/4s, 2025	35,000	35,438

Calpine Corp. 144A company guaranty sr. notes 6s, 2022	4,000	4,250

Calpine Corp. 144A company
guaranty sr. notes 5 7/8s, 2024	3,000	3,173

Colorado Interstate Gas Co., LLC sr. unsec.
debs. 6.85s, 2037	10,000	11,112

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036	28,000	36,525

Consolidated Edison Co. of New York sr. unsec.
notes 7 1/8s, 2018	83,000	98,400

Consolidated Edison Co. of New York sr. unsec.
unsub. notes 4.2s, 2042	45,000	46,667

DPL, Inc. sr. unsec. notes 6 1/2s, 2016	5,000	5,275

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016	95,000	96,791

Dynegy Finance I, Inc./Dynegy Finance II, Inc.
144A company guaranty sr. notes 6 3/4s, 2019	25,000	25,438

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019	70,000	88

Electricite de France (EDF) 144A jr. unsec. sub. FRN
notes 5 5/8s, perpetual maturity (France)	150,000	157,890

Electricite de France (EDF) 144A sr. unsec.
notes 6.95s, 2039 (France)	20,000	27,171

Electricite de France (EDF) 144A sr. unsec.
notes 6 1/2s, 2019 (France)	60,000	70,228

Electricite de France (EDF) 144A unsec. sub. FRN
notes 5 1/4s, perpetual maturity (France)	290,000	296,525

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A notes 11 3/4s,
2022 (In default) †	20,000	23,700

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020	13,000	14,430

Energy Transfer Partners LP sr. unsec.
unsub. notes 6 1/2s, 2042	30,000	34,507

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.2s, 2022	25,000	26,777

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 4.85s, 2042	80,000	83,133

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. notes 6 7/8s, 2019	5,000	5,063

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2022	10,000	9,350

EP Energy, LLC/Everest Acquisition Finance, Inc.
sr. unsec. notes 9 3/8s, 2020	27,000	27,270

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	54,000	55,718

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018	8,000	8,062

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	23,000	22,655

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	4,000	3,980

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	39,156

CORPORATE BONDS AND NOTES (17.1%)* cont.	Principal amount	Value

Utilities and power cont.
Kansas Gas and Electric Co. bonds 5.647s, 2021	$11,612	$12,295

Kinder Morgan Energy Partners LP sr. unsec.
unsub. notes 5.4s, 2044	12,000	12,025

Kinder Morgan Energy Partners LP sr. unsec.
unsub. notes 4 1/4s, 2024	18,000	18,036

Kinder Morgan Energy Partners LP sr. unsec.
unsub. notes 3 1/2s, 2021	80,000	78,891

Kinder Morgan, Inc./DE company
guaranty sr. unsec. unsub. notes 4.3s, 2025	25,000	25,012

Kinder Morgan, Inc./DE sr. notes Ser. GMTN,
7 3/4s, 2032	17,000	20,910

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021	10,000	10,408

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	39,000	48,997

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	50,000	66,379

Nevada Power Co. mtge. notes 7 1/8s, 2019	40,000	47,722

NiSource Finance Corp. company
guaranty sr. unsec. notes 6 1/8s, 2022	25,000	29,634

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021	60,000	64,650

NRG Yield Operating LLC 144A company
guaranty sr. unsec. notes 5 3/8s, 2024	10,000	10,150

NSTAR Electric Co. sr. unsec.
unsub. notes 2 3/8s, 2022 (Canada)	75,000	72,510

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	25,000	26,849

Pacific Gas & Electric Co. sr. unsec.
notes 6.05s, 2034	40,000	50,924

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	76,000	80,528

PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.2s, 2022	105,000	111,090

Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	25,000	32,197

Puget Sound Energy, Inc. jr. sub. FRN
notes Ser. A, 6.974s, 2067	98,000	100,940

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022	14,000	13,965

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023	13,000	12,545

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5s, 2022	10,000	9,450

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2023	14,000	12,845

Southern Star Central Corp. 144A sr. unsec.
notes 5 1/8s, 2022	20,000	20,100

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	5,000	5,094

Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. 144A company
guaranty sr. notes 11 1/2s, 2020 (In default) †	13,000	9,198

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN
notes 6.35s, 2067 (Canada)	30,000	29,100

Union Electric Co. sr. notes 6.4s, 2017	50,000	55,672

West Penn Power Co. 144A sr. bonds 5.95s, 2017	25,000	27,795

		2,518,252

Total corporate bonds and notes (cost $30,090,654)		$31,199,115

Putnam VT Global Asset Allocation Fund 25

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (12.2%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.8%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037
to November 20, 2039	$761,441	$871,061
3 1/2s, TBA, January 1, 2045	4,000,000	4,200,312

		5,071,373
U.S. Government Agency Mortgage Obligations (9.4%)
Federal National Mortgage Association
Pass-Through Certificates
6s, TBA, January 1, 2045	3,000,000	3,400,313
4 1/2s, TBA, January 1, 2045	1,000,000	1,085,859
4s, TBA, January 1, 2045	9,000,000	9,608,906
3s, TBA, January 1, 2030	3,000,000	3,119,063

		17,214,141
Total U.S. government and agency mortgage
obligations (cost $22,088,046)		$22,285,514

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes
0.875%, September 15, 2016 [i]	$71,000	$71,537
0.625%, November 30, 2017 [i]	20,000	19,747

Total U.S. treasury obligations (cost $91,284)		$91,284

MORTGAGE-BACKED SECURITIES (3.0%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.5%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 25.146s, 2037	$21,763	$34,393
IFB Ser. 3072, Class SM, 23.207s, 2035	27,201	41,393
IFB Ser. 3072, Class SB, 23.06s, 2035	25,205	38,215
IFB Ser. 3249, Class PS, 21.744s, 2036	24,696	36,669
IFB Ser. 3065, Class DC, 19.378s, 2035	49,455	71,550
IFB Ser. 2990, Class LB, 16.535s, 2034	42,632	56,234
IFB Ser. 310, Class S4, IO, 5.789s, 2043	95,201	23,650
IFB Ser. 308, Class S1, IO, 5.789s, 2043	174,260	43,377
IFB Ser. 314, Class AS, IO, 5.729s, 2043	208,142	50,366

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.945s, 2036	39,162	60,121
IFB Ser. 05-45, Class DA, 23.799s, 2035	51,528	79,874
IFB Ser. 07-53, Class SP, 23.579s, 2037	34,326	53,004
IFB Ser. 05-75, Class GS, 19.742s, 2035	17,370	23,958
Ser. 06-46, Class OC, PO, zero %, 2036	13,099	11,737

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.985s, 2042	205,084	32,779
Ser. 10-9, Class UI, IO, 5s, 2040	173,742	36,890
Ser. 13-14, Class IO, IO, 3 1/2s, 2042	589,617	75,300
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	688,306	80,821

		850,331
Commercial mortgage-backed securities (1.9%)
Banc of America Commercial Mortgage Trust
FRB Ser. 07-2, Class A2, 5.622s, 2049	5,044	5,047
FRB Ser. 07-3, Class A3, 5.547s, 2049	85,521	85,712
Ser. 06-5, Class A3, 5.39s, 2047	58,000	58,290
Ser. 07-1, Class XW, IO, 0.325s, 2049	829,193	7,266

Banc of America Commercial Mortgage Trust 144A
Ser. 07-5, Class XW, IO, 0.369s, 2051	1,979,561	17,155

Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A
Ser. 04-5, Class XC, IO, 0.469s, 2041	268,347	1,468
Ser. 04-4, Class XC, IO, 0.208s, 2042	152,062	463
Ser. 02-PB2, Class XC, IO, 0.138s, 2035	117,274	59

MORTGAGE-BACKED SECURITIES (3.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Bear Stearns Commercial Mortgage Securities Trust
Ser. 04-PR3I, Class X1, IO, 0 1/2s, 2041	$55,245	$148

Bear Stearns Commercial Mortgage Securities Trust
144A Ser. 06-PW14, Class X1, IO, 0.64s, 2038	1,278,916	18,122

Citigroup Commercial Mortgage Trust FRB
Ser. 05-C3, Class AJ, 4.96s, 2043	43,000	43,071

Citigroup Commercial Mortgage Trust 144A
Ser. 06-C5, Class XC, IO, 0.537s, 2049	6,608,203	75,334

Citigroup/Deutsche Bank Commercial Mortgage Trust
144A Ser. 07-CD4, Class XW, IO, 0.368s, 2049	1,164,586	9,433

COMM Mortgage Trust
FRB Ser. 07-C9, Class AJ, 5.65s, 2049	91,000	95,017
FRB Ser. 05-LP5, Class D, 5.073s, 2043	94,000	94,992
Ser. 14-CR16, Class XA, IO, 1.273s, 2047	453,058	33,971
Ser. 14-CR17, Class XA, IO, 1.211s, 2047	891,098	66,237
Ser. 14-UBS6, Class XA, IO, 1.087s, 2047	1,015,000	72,514
Ser. 14-LC17, Class XA, IO, 1.04s, 2047	510,714	31,013
Ser. 06-C8, Class XS, IO, 0.521s, 2046	5,331,258	46,432

Credit Suisse Commercial Mortgage Trust 144A
Ser. 07-C2, Class AX, IO, 0.064s, 2049	6,242,189	19,351

Credit Suisse First Boston Mortgage
Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	37,713	40,777
Ser. 02-CP3, Class AX, IO, 1.426s, 2035	35,345	337

First Union National Bank-Bank of America
Commercial Mortgage Trust 144A Ser. 01-C1,
Class 3, IO, 1.931s, 2033	18,182	36

GE Business Loan Trust 144A Ser. 04-2, Class D,
2.911s, 2032	15,009	12,593

GE Capital Commercial Mortgage Corp. FRB
Ser. 05-C1, Class B, 4.846s, 2048	74,000	74,019

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.201s, 2049	7,958,978	29,719
Ser. 05-C3, Class XC, IO, 0.142s, 2045	21,191,998	8,044

GMAC Commercial Mortgage Securities, Inc. Trust
FRB Ser. 04-C2, Class A4, 5.301s, 2038	487	488
Ser. 97-C1, Class X, IO, 1.386s, 2029	29,901	1,325
Ser. 05-C1, Class X1, IO, 0.587s, 2043	1,699,357	3,105

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042	55,000	54,892
FRB Ser. 05-GG3, Class D, 4.986s, 2042	43,000	42,940

GS Mortgage Securities Trust FRB Ser. 05-GG4,
Class B, 4.841s, 2039	219,000	218,619

GS Mortgage Securities Trust 144A
Ser. 06-GG8, Class X, IO, 0.578s, 2039	8,481,263	75,822
Ser. 06-GG6, Class XC, IO, 0.005s, 2038	1,351,301	701

JPMorgan Chase Commercial Mortgage Securities
Trust
FRB Ser. 07-CB20, Class AJ, 6.074s, 2051	49,500	51,373
FRB Ser. 06-LDP7, Class B, 5.865s, 2045	107,000	87,215
FRB Ser. 06-LDP8, Class B, 5.52s, 2045	36,000	36,105
FRB Ser. 06-LDP8, Class AJ, 5.48s, 2045	209,000	217,168
FRB Ser. 13-C10, Class C, 4.159s, 2047	83,000	85,287
Ser. 06-LDP8, Class X, IO, 0.534s, 2045	1,488,198	11,050
Ser. 07-LDPX, Class X, IO, 0.282s, 2049	3,403,834	37,827

JPMorgan Chase Commercial Mortgage Securities
Trust 144A Ser. 05-CB12, Class X1, IO, 0.347s, 2037	1,948,578	2,364

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	17,006	17,856
Ser. 98-C4, Class H, 5.6s, 2035	47,895	50,141

26 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (3.0%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038	$73,210	$73,434
FRB Ser. 06-C1, Class AJ, 5.276s, 2041	39,000	39,956

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C4, Class H, 6.59s, 2036	100,000	99,640
Ser. 06-C6, Class XCL, IO, 0.674s, 2039	8,165,777	86,525
Ser. 06-C7, Class XCL, IO, 0.651s, 2038	1,943,670	20,426
Ser. 06-C7, Class XW, IO, 0.651s, 2038	1,101,590	11,577
Ser. 05-C5, Class XCL, IO, 0.423s, 2040	3,312,091	12,920
Ser. 05-C2, Class XCL, IO, 0.354s, 2040	1,174,031	517
Ser. 05-C7, Class XCL, IO, 0.213s, 2040	2,459,091	2,619

Merrill Lynch Mortgage Trust FRB Ser. 07-C1,
Class A3, 5.835s, 2050	36,768	36,793

Merrill Lynch Mortgage Trust 144A
Ser. 05-MCP1, Class XC, IO, 0.603s, 2043	1,700,778	2,869
Ser. 04-KEY2, Class XC, IO, 0.514s, 2039	78,105	167

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.053s, 2044	78,292	4,251
Ser. 06-C4, Class X, IO, 6.006s, 2045	304,753	30,262

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.417s, 2046	72,000	74,147
Ser. 14-C17, Class XA, IO, 1.288s, 2047	237,372	18,494
Ser. 13-C12, Class XA, IO, 1.014s, 2046	750,725	38,237

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61s, 2049	46,972	47,073
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049	32,366	32,399

Morgan Stanley Capital I Trust 144A FRB
Ser. 11-C3, Class E, 5.183s, 2049	66,000	69,168

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	95,303	95,690

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049	50,000	53,222
Ser. 12-C4, Class XA, IO, 1.852s, 2045	240,878	24,743

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C34, IO, 0.308s, 2046	1,292,736	10,510

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.324s, 2042	1,677,394	4,311
Ser. 06-C26, Class XC, IO, 0.05s, 2045	1,372,070	1,454

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 13-LC12, Class D, 4.302s, 2046	100,000	92,734

WF-RBS Commercial Mortgage Trust FRB Ser. 14-C19,
Class C, 4.646s, 2047	143,000	147,362

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.466s, 2044	223,000	238,842
FRB Ser. 12-C10, Class D, 4.458s, 2045	49,000	47,744
Ser. 14-C19, Class D, 4.234s, 2047	25,000	22,651
Ser. 12-C10, Class XA, IO, 1.795s, 2045	798,294	78,161
Ser. 13-C12, Class XA, IO, 1.496s, 2048	618,635	49,538

		3,509,334
Residential mortgage-backed securities (non-agency) (0.6%)
Barclays Capital, LLC Trust FRB Ser. 12-RR10,
Class 9A2, 2.71s, 2035	40,000	37,304

Bear Stearns Alt-A Trust FRB Ser. 05-7,
Class 22A1, 2.612s, 2035	32,178	27,512

Countrywide Alternative Loan Trust
Ser. 05-28CB, Class 2A7, 5 3/4s, 2035	213,648	198,372
FRB Ser. 06-OA3, Class 2A1, 0.38s, 2036	70,454	56,551

Countrywide Home Loans FRB Ser. 06-HYB1,
Class 1A1, 2.458s, 2036	30,413	26,678

Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 13-5R, Class 1A6, 0.392s, 2036	40,000	32,852

MORTGAGE-BACKED SECURITIES (3.0%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
RBSSP Resecuritization Trust 144A FRB Ser. 10-1,
Class 3A2, 5.205s, 2035	$50,000	$48,765

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.183s, 2046	101,858	91,163
FRB Ser. 06-AR3, Class A1B, 1.113s, 2046	48,497	39,428
FRB Ser. 05-AR13, Class A1C3, 0.66s, 2045	93,321	82,123
FRB Ser. 05-AR9, Class A1C3, 0.65s, 2045	102,757	94,536
FRB Ser. 05-AR15, Class A1B2, 0.58s, 2045	70,017	61,965
FRB Ser. 05-AR13, Class A1B3, 0.53s, 2045	177,933	157,702
FRB Ser. 05-AR15, Class A1B3, 0.51s, 2045	134,269	117,821

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2,
Class 1A2, 0.335s, 2047	100,000	74,000

		1,146,772

Total mortgage-backed securities (cost $5,142,369)		$5,506,437

ASSET-BACKED SECURITIES (1.6%)*	Principal amount	Value

Station Place Securitization Trust FRB Ser. 14-3,
Class A, 1.056s, 2016	$1,765,000	$1,765,000

Station Place Securitization Trust 144A FRB
Ser. 14-2, Class A, 1.054s, 2016	1,193,000	1,193,000

Total asset-backed securities (cost $2,958,000)		$2,958,000

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.6%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s,
2033 (Argentina) (In default) †		$56,082	$48,791

Argentina (Republic of) sr. unsec. bonds 7s, 2017
(Argentina)		40,000	38,360

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015 (Argentina)		414,000	409,653

Argentina (Republic of) sr. unsec.
unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)		68,700	57,021

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033
(Argentina) (In default) †		225,728	202,027

Brazil (Federal Republic of) unsec. notes 10s,
2021 (Brazil) (units)	BRL	805	273,642

South Africa (Republic of) sr. unsec.
unsub. notes 4.665s, 2024 (South Africa)		$135,000	139,725

Total foreign government and agency bonds
and notes (cost $1,240,928)			$1,169,219

SENIOR LOANS (0.2%)* [c]	Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 6.985s, 2017	$143,527	$125,945

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B7, 9 3/4s, 2017	14,925	13,104

Caesars Growth Properties Holdings, LLC bank term
loan FRN 6 1/4s, 2021	49,750	45,770

First Data Corp. bank term loan FRN 4.167s, 2021	10,568	10,403

First Data Corp. bank term loan FRN Ser. B,
3.667s, 2018	99,303	97,100

Neiman Marcus Group, Ltd., Inc. bank term loan
FRN 4 1/4s, 2020	24,663	24,101

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.648s, 2017	101,971	65,759

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.648s, 2017	1,047	672

Total senior loans (cost $425,703)		$382,854

Putnam VT Global Asset Allocation Fund 27

PREFERRED STOCKS (0.1%)*	Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.	93	$92,962

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP	680	17,938

HSBC USA, Inc. $0.88 pfd. (United Kingdom)	4,020	90,852

M/I Homes, Inc. Ser. A, $2.438 pfd.	880	22,783

Total preferred stocks (cost $181,341)		$224,535

INVESTMENT COMPANIES (—%)*	Shares	Value

Hercules Technology Growth Capital, Inc.	1,356	$20,177

Market Vectors Vietnam ETF (Vietnam) S	1,110	21,334

Solar Capital, Ltd.	1,144	20,603

Total investment companies (cost $63,661)		$62,114

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd. R	1,280	$29,960

United Technologies Corp. $3.75 cv. pfd.	205	12,573

Total convertible preferred stocks (cost $33,645)		$42,533

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

iStar Financial, Inc. cv. sr. unsec.
unsub. notes 3s, 2016 R	$10,000	$12,644

Jazz Technologies, Inc. 144A cv. company
guaranty sr. unsec. notes 8s, 2018	11,000	15,606

Total convertible bonds and notes (cost $20,304)		$28,250

MUNICIPAL BONDS AND NOTES (—%)*	Principal amount	Value

IL State G.O. Bonds, 4.421s, 1/1/15	$20,000	$20,000

Total municipal bonds and notes (cost $20,000)		$20,000

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Tower Semiconductor,
Ltd. 144A (Israel) F	6/30/15	$1.70	7,932	$—

Total warrants (cost $1,586)				$—

		Principal
SHORT-TERM INVESTMENTS (22.7%)*	amount/shares		Value

Putnam Cash Collateral Pool, LLC 0.20% [d]	Shares	4,057,417	$4,057,417

Putnam Short Term Investment Fund 0.10% L	Shares	35,469,696	35,469,696

SSgA Prime Money Market Fund Class N 0.04% P	Shares	210,000	210,000

U.S. Treasury Bills with effective yields ranging
from 0.01% to 0.02%, January 15, 2015 # §		$1,520,000	1,519,991

U.S. Treasury Bills with effective yields ranging
from zero % to 0.01%, January 22, 2015 §		15,000	15,000

U.S. Treasury Bills with an effective yield
of zero %, January 29, 2015 § ∆		100,000	100,000

U.S. Treasury Bills with effective yields ranging
from zero % to 0.01%, January 8, 2015		96,000	96,000

Total short-term investments (cost $41,468,104)			$41,468,104

Total investments (cost $187,088,179)			$207,799,189

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC  820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $182,893,402.

† Non-income-producing security.

∆∆ Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $18,633, or less than 0.1% of net assets.

‡‡Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

d Affiliated company. See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

28 Putnam VT Global Asset Allocation Fund

UR At the reporting period end, 200 shares owned by the fund were not formally entered on the company’s shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.

At the close of the reporting period, the fund maintained liquid assets totaling $44,839,591 to cover certain derivatives contracts, delayed delivery securities and the settlement of certain securities.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $38,006,499)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Sell	1/21/15	$87,661	$91,435	$3,774

	Canadian Dollar	Sell	1/21/15	184,552	184,732	180

	Chinese Yuan (Offshore)	Sell	2/13/15	3,126	1,428	(1,698)

	Euro	Sell	3/18/15	2,625,849	2,712,562	86,713

	South Korean Won	Buy	2/13/15	6,444	3,607	2,837

Barclays Bank PLC

	Australian Dollar	Sell	1/21/15	171,244	180,305	9,061

	Canadian Dollar	Buy	1/21/15	4,302	2,416	1,886

	Chinese Yuan (Offshore)	Buy	2/13/15	368,219	371,971	(3,752)

	Hong Kong Dollar	Sell	2/13/15	411,043	411,075	32

	Japanese Yen	Sell	2/13/15	82,882	87,975	5,093

	Mexican Peso	Buy	1/21/15	166,772	181,650	(14,878)

	Mexican Peso	Sell	1/21/15	166,772	181,650	14,878

	New Zealand Dollar	Buy	1/21/15	137,943	137,805	138

	Singapore Dollar	Sell	2/13/15	199,493	205,101	5,608

	South Korean Won	Sell	2/13/15	180,569	181,994	1,425

	Swiss Franc	Sell	3/18/15	623,339	643,261	19,922

Citibank, N.A.

	Australian Dollar	Buy	1/21/15	327,974	348,623	(20,649)

	Australian Dollar	Sell	1/21/15	327,974	348,765	20,791

	Brazilian Real	Buy	1/5/15	335,340	356,903	(21,563)

	Brazilian Real	Sell	1/5/15	335,340	349,473	14,133

	British Pound	Buy	3/18/15	2,341,537	2,365,141	(23,604)

	Canadian Dollar	Sell	1/21/15	623,004	639,839	16,835

	Danish Krone	Sell	3/18/15	169,583	175,123	5,540

	Euro	Sell	3/18/15	1,811,431	1,872,895	61,464

	Japanese Yen	Sell	2/13/15	41,653	47,391	5,738

	Mexican Peso	Buy	1/21/15	178,046	180,254	(2,208)

	New Zealand Dollar	Buy	1/21/15	164,504	166,361	(1,857)

	Norwegian Krone	Sell	3/18/15	157,425	169,360	11,935

	Swiss Franc	Sell	3/18/15	172,831	177,542	4,711

Credit Suisse International

	Australian Dollar	Sell	1/21/15	185,271	183,498	(1,773)

	British Pound	Sell	3/18/15	454,226	460,298	6,072

	Canadian Dollar	Sell	1/21/15	267,493	273,645	6,152

	Euro	Sell	3/18/15	460,486	468,492	8,006

	Indian Rupee	Buy	2/13/15	176,326	180,354	(4,028)

	Japanese Yen	Sell	2/13/15	298,964	313,854	14,890

	New Zealand Dollar	Buy	1/21/15	237,020	236,944	76

	Norwegian Krone	Sell	3/18/15	74,823	78,047	3,224

	Swedish Krona	Buy	3/18/15	87,778	89,859	(2,081)

	Swiss Franc	Sell	3/18/15	123,983	127,146	3,163

Deutsche Bank AG

	Australian Dollar	Buy	1/21/15	278,231	294,950	(16,719)

	Australian Dollar	Sell	1/21/15	278,231	295,721	17,490

	British Pound	Sell	3/18/15	90,347	90,969	622

Putnam VT Global Asset Allocation Fund 29

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $38,006,499) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Euro	Sell	3/18/15	$535,075	$549,510	$14,435

	New Zealand Dollar	Buy	1/21/15	222,610	223,928	(1,318)

	Norwegian Krone	Sell	3/18/15	361,716	388,926	27,210

	Swedish Krona	Sell	3/18/15	39,982	40,484	502

	Swiss Franc	Sell	3/18/15	30,114	31,072	958

	Turkish Lira	Buy	3/18/15	173,717	185,284	(11,567)

Goldman Sachs International

	Australian Dollar	Buy	1/21/15	160,399	170,486	(10,087)

	Australian Dollar	Sell	1/21/15	160,399	172,564	12,165

	Canadian Dollar	Buy	1/21/15	263,880	272,718	(8,838)

	Canadian Dollar	Sell	1/21/15	263,880	273,335	9,455

	Euro	Sell	3/18/15	221,464	228,589	7,125

	Japanese Yen	Buy	2/13/15	11,734	11,315	419

	New Zealand Dollar	Buy	1/21/15	91,988	92,608	(620)

	Norwegian Krone	Sell	3/18/15	57,537	61,896	4,359

HSBC Bank USA, National Association

	Australian Dollar	Sell	1/21/15	257,111	272,267	15,156

	British Pound	Sell	3/18/15	2,116,449	2,138,269	21,820

	Canadian Dollar	Buy	1/21/15	49,128	49,985	(857)

	Chinese Yuan (Offshore)	Buy	2/13/15	182,923	184,402	(1,479)

	Euro	Buy	3/18/15	89,119	91,779	(2,660)

	Japanese Yen	Sell	2/13/15	551,525	585,538	34,013

	New Zealand Dollar	Buy	1/21/15	90,197	89,824	373

	Swedish Krona	Buy	3/18/15	6,762	6,940	(178)

JPMorgan Chase Bank N.A.

	Australian Dollar	Sell	1/21/15	84,644	89,806	5,162

	Brazilian Real	Buy	1/5/15	333,985	355,501	(21,516)

	Brazilian Real	Sell	1/5/15	333,985	346,637	12,652

	British Pound	Sell	3/18/15	1,145,534	1,157,186	11,652

	Canadian Dollar	Sell	1/21/15	203,911	205,213	1,302

	Euro	Sell	3/18/15	656,886	675,576	18,690

	Indian Rupee	Buy	2/13/15	187,932	188,622	(690)

	Japanese Yen	Sell	2/13/15	177,275	177,572	297

	Malaysian Ringgit	Sell	2/13/15	165,752	173,278	7,526

	Mexican Peso	Buy	1/21/15	178,459	180,584	(2,125)

	New Taiwan Dollar	Sell	2/13/15	183,225	190,050	6,825

	New Zealand Dollar	Buy	1/21/15	61,221	66,474	(5,253)

	Norwegian Krone	Sell	3/18/15	171,726	184,734	13,008

	Singapore Dollar	Sell	2/13/15	182,221	185,141	2,920

	Swedish Krona	Sell	3/18/15	18,323	18,659	336

	Swiss Franc	Sell	3/18/15	353,014	363,051	10,037

Royal Bank of Scotland PLC (The)

	Australian Dollar	Sell	1/21/15	50,965	56,412	5,447

	Canadian Dollar	Sell	1/21/15	174,055	178,941	4,886

	Euro	Sell	3/18/15	174,604	177,811	3,207

	New Zealand Dollar	Buy	1/21/15	176,577	177,220	(643)

	Norwegian Krone	Buy	3/18/15	88,789	90,069	(1,280)

	Norwegian Krone	Sell	3/18/15	84,437	90,829	6,392

	Singapore Dollar	Sell	2/13/15	180,411	184,116	3,705

	Swedish Krona	Buy	3/18/15	88,279	92,767	(4,488)

	Swedish Krona	Sell	3/18/15	87,920	90,718	2,798

30 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $38,006,499) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co.

	Australian Dollar	Sell	1/21/15	$414,167	$440,837	$26,670

	Brazilian Real	Buy	1/5/15	373,749	398,135	(24,386)

	Brazilian Real	Sell	1/5/15	373,749	385,590	11,841

	British Pound	Sell	3/18/15	114,491	117,061	2,570

	Canadian Dollar	Sell	1/21/15	262,848	272,825	9,977

	Euro	Buy	3/18/15	146,876	148,554	(1,678)

	Israeli Shekel	Sell	1/21/15	168,592	175,697	7,105

	Japanese Yen	Buy	2/13/15	165,763	173,717	(7,954)

	Japanese Yen	Sell	2/13/15	165,763	174,549	8,786

	Malaysian Ringgit	Sell	2/13/15	179,693	180,985	1,292

	Mexican Peso	Buy	1/21/15	170,266	184,661	(14,395)

	Mexican Peso	Sell	1/21/15	170,266	182,497	12,231

	New Taiwan Dollar	Sell	2/13/15	3,016	3,129	113

	New Zealand Dollar	Buy	1/21/15	228,842	231,487	(2,645)

	Norwegian Krone	Sell	3/18/15	87,102	92,120	5,018

	Swiss Franc	Sell	3/18/15	357,647	367,813	10,166

	Turkish Lira	Buy	3/18/15	176,286	187,240	(10,954)

UBS AG

	Australian Dollar	Sell	1/21/15	165,944	179,167	13,223

	British Pound	Buy	3/18/15	551,115	566,193	(15,078)

	Canadian Dollar	Sell	1/21/15	139,296	144,817	5,521

	Euro	Buy	3/18/15	3,287,337	3,395,468	(108,131)

	Hungarian Forint	Buy	3/18/15	172,693	182,581	(9,888)

	Hungarian Forint	Sell	3/18/15	172,693	184,110	11,417

	Japanese Yen	Sell	2/13/15	88,623	89,340	717

	New Zealand Dollar	Buy	1/21/15	91,054	90,354	700

WestPac Banking Corp.

	Australian Dollar	Sell	1/21/15	105,193	113,797	8,604

	Canadian Dollar	Sell	1/21/15	368,330	378,384	10,054

	Euro	Sell	3/18/15	266,266	274,926	8,660

	Japanese Yen	Sell	2/13/15	566,790	596,731	29,941

	New Zealand Dollar	Buy	1/21/15	228,140	232,232	(4,092)

	South Korean Won	Buy	2/13/15	174,121	172,402	1,719

Total						$415,936

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/14	contracts	Value	date	(depreciation)

FTSE 100 Index (Long)	29	$2,948,133	Mar-15	$27,267

MSCI EAFE Index
Mini (Short)	11	966,845	Mar-15	(8,987)

Russell 2000 Index
Mini (Long)	19	2,281,330	Mar-15	80,902

Russell 2000 Index
Mini (Short)	17	2,041,190	Mar-15	(72,454)

S&P 500 Index
E-Mini (Long)	98	10,056,760	Mar-15	138,964

S&P 500 Index
E-Mini (Short)	51	5,233,620	Mar-15	(72,522)

S&P Mid Cap 400
Index E-Mini (Long)	24	3,476,640	Mar-15	81,312

U.S. Treasury Bond
30 yr (Long)	8	1,156,500	Mar-15	31,922

U.S. Treasury Bond Ultra
30 yr (Long)	15	2,477,813	Mar-15	106,940

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/14 cont.	contracts	Value	date	(depreciation)

U.S. Treasury Note
2 yr (Long)	37	$8,087,969	Mar-15	$(11,555)

U.S. Treasury Note
2 yr (Short)	26	5,683,438	Mar-15	7,263

U.S. Treasury Note
5 yr (Long)	62	7,373,641	Mar-15	23

U.S. Treasury Note
10 yr (Long)	53	6,720,234	Mar-15	41,720

Total				$350,795

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/14 (premiums $38,821)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$218,000	$33,369

Total			$33,369

Putnam VT Global Asset Allocation Fund 31

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14
	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$2,600,000 E	$(13,584)	3/18/17	3 month USD-LIBOR-BBA	1.25%	$(3,842)

14,332,000 E	59,693	3/18/17	1.25%	3 month	5,991
				USD-LIBOR-BBA

1,100,000 E	(24,138)	3/18/20	3 month USD-LIBOR-BBA	2.25%	(4,554)

2,997,000 E	52,833	3/18/20	2.25%	3 month	(527)
				USD-LIBOR-BBA

1,200,000 E	(75,949)	3/18/25	3 month USD-LIBOR-BBA	3.00%	(5,595)

2,197,000 E	124,915	3/18/25	3.00%	3 month	(3,893)
				USD-LIBOR-BBA

100,000 E	(15,900)	3/18/45	3 month USD-LIBOR-BBA	3.50%	701

187,000 E	26,205	3/18/45	3.50%	3 month	(4,836)
				USD-LIBOR-BBA

Total	$134,075				$(16,555)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$16,860	$—	1/12/42	4.00% (1 month	Synthetic TRS Index	$(41)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

531,704	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,463)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,643	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

10,649	—	1/12/40	5.00% (1 month	Synthetic MBX Index	(1)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

85,236	—	1/12/40	4.50% (1 month	Synthetic MBX Index	234
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

212,100	—	1/12/41	5.00% (1 month	Synthetic MBX Index	75
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

104,026	—	1/12/41	5.00% (1 month	Synthetic MBX Index	37
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

17,749	—	1/12/40	5.00% (1 month	Synthetic MBX Index	(2)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

57,616	—	1/12/40	5.00% (1 month	Synthetic MBX Index	(7)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

41,778	—	1/12/40	5.00% (1 month	Synthetic MBX Index	(5)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

48,081	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(122)
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

8,659	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(9)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

4,290	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(5)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

32 Putnam VT Global Asset Allocation Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
	$4,290	$—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	$(5)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	8,659	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(9)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	22,561	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(24)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	8,659	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(9)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	255,943	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(704)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	8,095	—	1/12/41	5.00% (1 month	Synthetic MBX Index	3
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	17,318	—	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(19)
				USD-LIBOR	5.50% 30 year Fannie
					Mae pools

	68,811	—	1/12/41	(5.00%) 1 month	Synthetic TRS Index	110
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

	6,476	—	1/12/41	5.00% (1 month	Synthetic MBX Index	2
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

Citibank, N.A.
	40,882	—	1/12/41	5.00% (1 month	Synthetic MBX Index	14
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

baskets	62	—	12/17/15	(3 month USD-LIBOR-BBA	A basket (CGPUTQL2)	184,660
				plus 42 bp)	of common stocks

units	1,313	—	12/17/15	3 month USD-LIBOR-BBA	Russell 1000 Total	(185,924)
				plus 15 bp	Return Index

Credit Suisse International
	$340,423	—	1/12/41	4.50% (1 month	Synthetic MBX Index	775
				USD-LIBOR)	4.50% 30 year Ginnie
					Mae II pools

	242,872	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(668)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

Goldman Sachs International
	41,624	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(102)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	41,624	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(102)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	10,963	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(30)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	208,984	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(640)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	389,186	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,072)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

Total		$—				$(5,052)

Putnam VT Global Asset Allocation Fund 33

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$912	$16,000	5/11/63	300 bp	$963

CMBX NA BBB– Index	BBB–/P	926	15,000	5/11/63	300 bp	974

CMBX NA BBB– Index	BBB–/P	482	8,000	5/11/63	300 bp	508

CMBX NA BBB– Index	BBB–/P	273	4,000	5/11/63	300 bp	286

Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	1,219	11,000	5/11/63	300 bp	1,254

Credit Suisse International
CMBX NA BBB– Index	BBB–/P	1,108	27,000	5/11/63	300 bp	1,194

CMBX NA BBB– Index	BBB–/P	1,686	22,000	5/11/63	300 bp	1,756

CMBX NA BBB– Index	BBB–/P	1,093	15,000	5/11/63	300 bp	1,140

CMBX NA BBB– Index	BBB–/P	1,118	14,000	5/11/63	300 bp	1,162

CMBX NA BBB– Index	BBB–/P	426	14,000	5/11/63	300 bp	471

CMBX NA BBB– Index	BBB–/P	215	14,000	5/11/63	300 bp	260

CMBX NA BBB– Index	BBB–/P	247	14,000	5/11/63	300 bp	291

CMBX NA BBB– Index	BBB–/P	1,469	13,000	5/11/63	300 bp	1,510

CMBX NA BBB– Index	BBB–/P	1,007	13,000	5/11/63	300 bp	1,048

CMBX NA BBB– Index	BBB–/P	855	13,000	5/11/63	300 bp	897

CMBX NA BBB– Index	BBB–/P	796	10,000	5/11/63	300 bp	828

CMBX NA BBB– Index	BBB–/P	62	8,000	5/11/63	300 bp	88

CMBX NA BBB– Index	BBB–/P	93	8,000	5/11/63	300 bp	118

CMBX NA BBB– Index	BBB–/P	19	1,000	5/11/63	300 bp	22

CMBX NA BB Index	—	80	4,000	5/11/63	(500 bp)	63

CMBX NA BB Index	—	(46)	6,000	5/11/63	(500 bp)	(72)

CMBX NA BB Index	—	(57)	6,000	5/11/63	(500 bp)	(84)

CMBX NA BB Index	—	(55)	6,000	5/11/63	(500 bp)	(81)

CMBX NA BB Index	—	108	7,000	5/11/63	(500 bp)	78

CMBX NA BB Index	—	211	8,000	5/11/63	(500 bp)	176

CMBX NA BB Index	—	(210)	12,000	5/11/63	(500 bp)	(262)

CMBX NA BB Index	—	(89)	17,000	5/11/63	(500 bp)	(163)

CMBX NA BB Index	—	(233)	12,000	5/11/63	(500 bp)	(285)

CMBX NA BBB– Index	BBB–/P	(362)	24,000	5/11/63	300 bp	(285)

CMBX NA BBB– Index	BBB–/P	(296)	24,000	5/11/63	300 bp	(219)

CMBX NA BBB– Index	BBB–/P	(445)	23,000	5/11/63	300 bp	(372)

CMBX NA BBB– Index	BBB–/P	1,811	17,000	5/11/63	300 bp	1,866

CMBX NA BBB– Index	BBB–/P	69	15,000	5/11/63	300 bp	117

CMBX NA BBB– Index	BBB–/P	(151)	15,000	5/11/63	300 bp	(103)

CMBX NA BBB– Index	BBB–/P	309	13,000	5/11/63	300 bp	351

CMBX NA BBB– Index	BBB–/P	56	12,000	5/11/63	300 bp	94

CMBX NA BBB– Index	BBB–/P	73	12,000	5/11/63	300 bp	111

CMBX NA BBB– Index	BBB–/P	(217)	12,000	5/11/63	300 bp	(179)

CMBX NA BBB– Index	BBB–/P	8	12,000	5/11/63	300 bp	47

CMBX NA BBB– Index	BBB–/P	42	12,000	5/11/63	300 bp	80

CMBX NA BBB– Index	BBB–/P	7	11,000	5/11/63	300 bp	42

CMBX NA BBB– Index	BBB–/P	526	11,000	5/11/63	300 bp	561

CMBX NA BBB– Index	BBB–/P	119	10,000	5/11/63	300 bp	151

CMBX NA BBB– Index	BBB–/P	99	10,000	5/11/63	300 bp	131

CMBX NA BBB– Index	BBB–/P	(94)	10,000	5/11/63	300 bp	(62)

CMBX NA BBB– Index	BBB–/P	(100)	10,000	5/11/63	300 bp	(68)

CMBX NA BBB– Index	BBB–/P	(33)	10,000	5/11/63	300 bp	(2)

CMBX NA BBB– Index	BBB–/P	(33)	10,000	5/11/63	300 bp	(2)

CMBX NA BBB– Index	BBB–/P	(84)	10,000	5/11/63	300 bp	(52)

34 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14 cont.
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$27	$10,000	5/11/63	300 bp	$59

CMBX NA BBB– Index	BBB–/P	(34)	10,000	5/11/63	300 bp	(2)

CMBX NA BBB– Index	BBB–/P	(30)	5,000	5/11/63	300 bp	(14)

CMBX NA BBB– Index	BBB–/P	(48)	5,000	5/11/63	300 bp	(32)

CMBX NA BBB– Index	BBB–/P	43	1,000	5/11/63	300 bp	46

CMBX NA BBB– Index	—	(657)	14,000	1/17/47	(300 bp)	(499)

CMBX NA BBB– Index	—	(791)	14,000	1/17/47	(300 bp)	(633)

Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	(131)	19,000	5/11/63	300 bp	(71)

CMBX NA BB Index	—	90	4,000	5/11/63	(500 bp)	73

CMBX NA BB Index	—	(58)	6,000	5/11/63	(500 bp)	(84)

CMBX NA BB Index	—	(95)	9,000	5/11/63	(500 bp)	(135)

CMBX NA BBB– Index	BBB–/P	(200)	12,000	5/11/63	300 bp	(162)

CMBX NA BBB– Index	BBB–/P	126	11,000	5/11/63	300 bp	161

CMBX NA BBB– Index	BBB–/P	(80)	10,000	5/11/63	300 bp	(48)

CMBX NA BBB– Index	BBB–/P	60	10,000	5/11/63	300 bp	91

CMBX NA BBB– Index	BBB–/P	(94)	10,000	5/11/63	300 bp	(62)

CMBX NA BBB– Index	BBB–/P	(100)	10,000	5/11/63	300 bp	(68)

CMBX NA BBB– Index	BBB–/P	(100)	10,000	5/11/63	300 bp	(68)

CMBX NA BBB– Index	BBB–/P	(40)	10,000	5/11/63	300 bp	(8)

CMBX NA BBB– Index	BBB–/P	(52)	5,000	5/11/63	300 bp	(40)

CMBX NA BBB– Index	BBB–/P	(3)	1,000	5/11/63	300 bp	1

Total		$12,852				$14,852

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2014. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/14
					Payments	Unrealized
		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

NA HY Series 23 Index	B+/P	$(32,238)	$432,000	12/20/19	500 bp	$(4,854)

NA IG Series 23 Index	BBB+/P	(31,631)	2,200,000	12/20/19	100 bp	4,156

Total		$(63,869)				$(698)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2014. Securities rated by Putnam are indicated by “/P.”

Putnam VT Global Asset Allocation Fund 35

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$2,988,116	$1,143,534	$—

Capital goods	6,913,415	840,232	—

Communication services	1,329,772	732,724	—

Conglomerates	361,043	310,883	—

Consumer cyclicals	12,547,962	2,219,510	—

Consumer staples	6,992,506	1,767,321	645

Energy	6,382,993	800,425	200

Financials	15,368,152	3,917,684	18,633

Health care	12,178,182	1,741,729	—

Technology	16,969,185	959,858	—

Transportation	2,273,525	304,645	—

Utilities and power	2,672,982	625,374	—

Total common stocks	86,977,833	15,363,919	19,478

Asset-backed securities	—	—	2,958,000

Convertible bonds and notes	—	28,250	—

Convertible preferred stocks	—	42,533	—

Corporate bonds and notes	—	31,199,114	1

Foreign government and agency bonds and notes	—	1,169,219	—

Investment companies	62,114	—	—

Mortgage-backed securities	—	5,506,437	—

Municipal bonds and notes	—	20,000	—

Preferred stocks	108,790	115,745	—

Senior loans	—	382,854	—

U.S. government and agency mortgage obligations	—	22,285,514	—

U.S. treasury obligations	—	91,284	—

Warrants	—	—	—

Short-term investments	35,679,696	5,788,408	—

Totals by level	$122,828,433	$81,993,277	$2,977,479

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$415,936	$—

Futures contracts	350,795	—	—

Written swap options outstanding	—	(33,369)	—

Interest rate swap contracts	—	(150,630)	—

Total return swap contracts	—	(5,052)	—

Credit default contracts	—	65,171	—

Totals by level	$350,795	$292,056	$—

36 Putnam VT Global Asset Allocation Fund

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
	Balance	Accrued		unrealized			Net transfers	Balance
Investments in	as of	discounts/	Realized	appreciation/			in and/or out	as of
securities:	12/31/13	premiums	gain/(loss)	(depreciation) #	Purchases	Sales	of Level 3 †	12/31/14

Common stocks*:

Consumer staples	$645	$—	$—	$—	$—	$—	$—	$645

Energy	—	—	(4)	(16,044)	16,248	—	—	$200

Financials	—	—	—	(482)	19,115	—	—	$18,633

Total common stocks	$645	—	(4)	(16,526)	35,363	—	—	$19,478

Asset-backed securities	—	—	—	—	—	—	2,958,000	$2,958,000

Corporate bonds
and notes	—	—	—	(3,499)	3,500	—	—	$1

Totals	$645	$—	$(4)	$(20,025)	$38,863	—	$2,958,000	$2,977,479

*Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

†Transfers are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at December 31, 2014.

#Includes $(20,025) related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

Level 3 securities that are fair valued are not material to the fund.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Statement of assets and liabilities
12/31/14

Assets

Investment in securities, at value, including $3,935,017 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $147,561,066)	$168,272,076

Affiliated issuers (identified cost $39,527,113) (Notes 1 and 5)	39,527,113

Foreign currency (cost $669) (Note 1)	1,066

Dividends, interest and other receivables	786,891

Receivable for shares of the fund sold	606

Receivable for investments sold	408,255

Receivable for variation margin (Note 1)	87,118

Unrealized appreciation on forward currency contracts (Note 1)	803,546

Unrealized appreciation on OTC swap contracts (Note 1)	204,980

Premium paid on OTC swap contracts (Note 1)	5,018

Total assets	210,096,669

Liabilities

Payable to custodian	10,344

Payable for investments purchased	67,117

Payable for purchases of delayed delivery securities (Note 1)	21,308,028

Payable for shares of the fund repurchased	256,869

Payable for compensation of Manager (Note 2)	91,435

Payable for custodian fees (Note 2)	38,556

Payable for investor servicing fees (Note 2)	14,211

Payable for Trustee compensation and expenses (Note 2)	130,137

Payable for administrative services (Note 2)	1,237

Payable for distribution fees (Note 2)	10,956

Payable for variation margin (Note 1)	145,768

Unrealized depreciation on OTC swap contracts (Note 1)	195,180

Premium received on OTC swap contracts (Note 1)	17,870

Unrealized depreciation on forward currency contracts (Note 1)	387,610

Written options outstanding, at value (premiums $38,821) (Notes 1 and 3)	33,369

Collateral on securities loaned, at value (Note 1)	4,057,417

Collateral on certain derivative contracts, at value (Note 1)	301,284

Other accrued expenses	135,879

Total liabilities	27,203,267

Net assets	$182,893,402

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$143,188,991

Undistributed net investment income (Note 1)	3,481,980

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	14,748,377

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	21,474,054

Total — Representing net assets applicable to capital shares outstanding	$182,893,402

Computation of net asset value Class IA

Net assets	$131,554,165

Number of shares outstanding	6,846,599

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$19.21

Computation of net asset value Class IB

Net assets	$51,339,237

Number of shares outstanding	2,653,172

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$19.35

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Statement of operations
Year ended 12/31/14

Investment income

Interest (including interest income of $24,298 from investments in affiliated issuers) (Note 5)	$2,581,426

Dividends (net of foreign tax of $48,267)	2,308,445

Securities lending (Note 1)	19,317

Total investment income	4,909,188

Expenses

Compensation of Manager (Note 2)	1,115,615

Investor servicing fees (Note 2)	189,033

Custodian fees (Note 2)	126,456

Trustee compensation and expenses (Note 2)	7,334

Distribution fees (Note 2)	135,730

Administrative services (Note 2)	4,722

Auditing and tax fees	120,092

Other	78,391

Total expenses	1,777,373

Expense reduction (Note 2)	(3,552)

Net expenses	1,773,821

Net investment income	3,135,367

Net realized gain on investments (net of foreign tax of $17) (Notes 1 and 3)	13,992,691

Net realized gain on swap contracts (Note 1)	481,030

Net realized gain on futures contracts (Note 1)	2,445,545

Net realized gain on foreign currency transactions (Note 1)	857,195

Net realized gain on written options (Notes 1 and 3)	2,588

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	350,056

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the year	(3,912,797)

Net gain on investments	14,216,308

Net increase in net assets resulting from operations	$17,351,675

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 39

Statement of changes in net assets

	Year ended	Year ended
	12/31/14	12/31/13

Decrease in net assets

Operations:

Net investment income	$3,135,367	$3,572,419

Net realized gain on investments and foreign currency transactions	17,779,049	23,026,121

Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(3,562,741)	10,042,238

Net increase in net assets resulting from operations	17,351,675	36,640,778

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(3,614,111)	(2,960,266)

Class IB	(1,320,005)	(1,371,786)

From net realized long-term gain on investments

Class IA	(5,485,451)	—

Class IB	(2,257,825)	—

Decrease from capital share transactions (Note 4)	(19,508,839)	(41,988,863)

Total decrease in net assets	(14,834,556)	(9,680,137)

Net assets:

Beginning of year	197,727,958	207,408,095

End of year (including undistributed net investment income of $3,481,980 and $4,025,368, respectively)	$182,893,402	$197,727,958

The accompanying notes are an integral part of these financial statements.

40 Putnam VT Global Asset Allocation Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

12/31/14	$18.77	.32	1.40	1.72	(.51)	(.77)	(1.28)	$19.21	9.66	$131,554.87		1.73	339[e]

12/31/13	16.01	.31	2.81	3.12	(.36)	—	(.36)	18.77	19.78	139,872.89		1.82	164[f]

12/31/12	14.11	.34	1.71	2.05	(.15)	—	(.15)	16.01	14.58	135,792.89		2.20	200[f]

12/31/11	14.79	.33	(.33)	—[g]	(.68)	—	(.68)	14.11	(.18)	138,271.88		2.27	131[f]

12/31/10	13.64	.38	1.59	1.97	(.82)	—	(.82)	14.79	14.95	159,677	.87[h]	2.75	159[f]

Class IB

12/31/14	$18.88	.28	1.41	1.69	(.45)	(.77)	(1.22)	$19.35	9.42	$51,339	1.12	1.48	339[e]

12/31/13	16.10	.27	2.83	3.10	(.32)	—	(.32)	18.88	19.49	57,856	1.14	1.58	164[f]

12/31/12	14.20	.30	1.71	2.01	(.11)	—	(.11)	16.10	14.20	71,616	1.14	1.96	200[f]

12/31/11	14.88	.29	(.32)	(.03)	(.65)	—	(.65)	14.20	(.42)	70,624	1.13	2.02	131[f]

12/31/10	13.72	.35	1.60	1.95	(.79)	—	(.79)	14.88	14.69	79,537	1.12[h]	2.50	159[f]

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

December 31, 2013	376%

December 31, 2012	409

December 31, 2011	372

December 31, 2010	435

g Amount represents less than $0.01 per share.

h Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.05% of average net assets for the period ended December 31, 2010.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 41

Notes to financial statements 12/31/14

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2014 through December 31, 2014.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments. Putnam Management may also select other investments that do not fall within these asset classes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of

42 Putnam VT Global Asset Allocation Fund

the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate

Putnam VT Global Asset Allocation Fund 43

swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearing-house guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $110,109 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

44 Putnam VT Global Asset Allocation Fund

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $101,519 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $35,000 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $4,057,417 and the value of securities loaned amounted to $3,944,990. Certain of these securities were sold prior to the close of the reporting period and are included in Receivable for investments sold on the Statement of assets and liabilities.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from unrealized gains and losses on certain futures contracts, from realized gains and losses on certain futures contracts, from income on swap contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,255,361 to increase undistributed net investment income, $13,652 to increase paid-in-capital and $1,269,013 to decrease accumulated net realized gain.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$23,138,837
Unrealized depreciation	(3,439,342)

Net unrealized appreciation	19,699,495
Undistributed ordinary income	3,910,949
Undistributed long-term gain	11,997,647
Undistributed short-term gain	4,149,324

Cost for federal income tax purposes	$188,092,034

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 45.4% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

The fund’s shareholders approved the fund’s current management contract with Putnam Management effective February 27, 2014. Shareholders were asked to approve the fund’s management contract following the death on October 8, 2013 of The Honourable Paul G. Desmarais, who had controlled directly and indirectly a majority of the voting shares of Power Corporation of Canada, the ultimate parent company of Putnam Management. The substantive terms of the management contract, including terms relating to fees, are identical to the terms of the fund’s previous management contract and reflect the rates provided in the table above.

Putnam Management has contractually agreed, through June 30, 2015, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes,

Putnam VT Global Asset Allocation Fund 45

investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$134,731
Class IB	54,302

Total	$189,033

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements and were reduced by $3,552 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $105, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$135,730

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales, excluding short-term investments were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments (Long-term)	$588,746,134	$608,777,188

U.S. government securities (Long-term)	—	—

Total	$588,746,134	$608,777,188

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written option	Written option
	contract amounts	premiums	contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	$—	$—	$—	$—

Options opened	218,000	38,821	13,466	10,244

Options exercised	—	—	—	—

Options expired	—	—	(10,297)	(8,850)

Options closed	—	—	(3,169)	(1,394)

Written options outstanding at the
end of the reporting period	$218,000	$38,821	$—	$—

46 Putnam VT Global Asset Allocation Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/14		Year ended 12/31/13		Year ended 12/31/14		Year ended 12/31/13

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	52,604	$985,121	192,637	$3,280,966	97,376	$1,833,058	333,058	$5,710,014

Shares issued in connection with
reinvestment of distributions	510,351	9,099,562	177,580	2,960,266	198,879	3,577,830	81,605	1,371,786

	562,955	10,084,683	370,217	6,241,232	296,255	5,410,888	414,663	7,081,800

Shares repurchased	(1,169,382)	(21,759,463)	(1,399,260)	(24,124,962)	(707,558)	(13,244,947)	(1,797,231)	(31,186,933)

Net decrease	(606,427)	$(11,674,780)	(1,029,043)	$(17,883,730)	(411,303)	$(7,834,059)	(1,382,568)	$(24,105,133)

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the beginning of				Fair value at the end of the
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	reporting period

Putnam Short Term Investment Fund*	$32,144,304	$45,710,362	$42,384,970	$24,298	$35,469,696

Total	$32,144,304	$45,710,362	$42,384,970	$24,298	$35,469,696

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$2,000

Written equity option contracts (contract amount) (Note 3)	$2,000

Written swap option contracts (contract amount) (Note 3)	$200,000

Futures contracts (number of contracts)	600

Forward currency contracts (contract amount)	$76,400,000

Centrally cleared interest rate swap contracts (notional)	$25,500,000

OTC total return swap contracts (notional)	$21,000,000

OTC credit default contracts (notional)	$570,000

Centrally cleared credit default contracts (notional)	$10,000,000

Warrants (number of warrants)	8,000

Putnam VT Global Asset Allocation Fund 47

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables, Net assets —
	Unrealized appreciation	$65,593*	Payables	$422

Foreign exchange contracts	Receivables	803,546	Payables	387,610

Equity contracts	Investments, Receivables, Net		Payables, Net assets —
	assets — Unrealized appreciation	513,105*	Unrealized depreciation	339,887*

Interest rate contracts	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	305,400*	Unrealized depreciation	316,874*

Total		$1,687,644		$1,044,793

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$574,881	$574,881

Foreign exchange contracts	—	—	—	857,738	—	$857,738

Equity contracts	54	(8,287)	1,760,715	—	242,978	$1,995,460

Interest rate contracts	—	—	684,830	—	(336,829)	$348,001

Total	$54	$(8,287)	$2,445,545	$857,738	$481,030	$3,776,080

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(474,617)	$(474,617)

Foreign exchange contracts	—	—	—	352,316	—	$352,316

Equity contracts	—	—	(230,334)	—	(19,349)	$(249,683)

Interest rate contracts	—	5,452	356,524	—	(69,911)	$292,065

Total	$—	$5,452	$126,190	$352,316	$(563,877)	$(79,919)

48 Putnam VT Global Asset Allocation Fund

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Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

OTC Total return swap contracts*#	—	462	—	184,674	775	—	—	—	—	—	—	—	—	—	185,911

OTC Credit default contracts*#	138	35	—	—	1,909	—	340	—	—	—	—	—	—	—	2,422

Centrally cleared credit
default contracts§	—	—	479	—	—	—	—	—	—	—	—	—	—	—	479

Futures contracts§	—	—	—	—	—	—	—	—	—	86,639	—	—	—	—	86,639

Forward currency contracts#	93,504	58,043	—	141,147	41,583	61,217	33,523	71,362	90,407	—	26,435	95,769	31,578	58,978	803,546

Total Assets	$93,642	$58,540	$479	$325,821	$44,267	$61,217	$33,863	$71,362	$90,407	$86,639	$26,435	$95,769	$31,578	$58,978	$1,078,997

Liabilities:

Centrally cleared interest rate
swap contracts§	—	—	2,283	—	—	—	—	—	—	—	—	—	—	—	2,283

OTC Total return swap contracts*#	—	2,425	—	185,924	668	—	1,946	—	—	—	—	—	—	—	190,963

OTC Credit default contracts*#	—	—	—	—	339	—	83	—	—	—	—	—	—	—	422

Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	143,485	—	—	—	—	143,485

Forward currency contracts#	1,698	18,630	—	69,881	7,882	29,604	19,545	5,174	29,584	—	6,411	62,012	133,097	4,092	387,610

Written swap options #	—	—	—	—	—	—	—	—	33,369	—	—	—	—	—	33,369

Total Liabilities	$1,698	$21,055	$2,283	$255,805	$8,889	$29,604	$21,574	$5,174	$62,953	$143,485	$6,411	$62,012	$133,097	$4,092	$758,132

Total Financial and Derivative
Net Assets	$91,944	$37,485	$(1,804)	$70,016	$35,378	$31,613	$12,289	$66,188	$27,454	$(56,846)	$20,024	$33,757	$(101,519)	$54,886	$320,865

Total collateral received (pledged)† ##	$91,944	$19,747	$—	$70,016	$35,378	$—	$—	$66,188	$—	$—	$—	$—	$(35,000)	$—

Net amount	$—	$17,738	$(1,804)	$—	$—	$31,613	$12,289	$—	$27,454	$(56,846)	$20,024	$33,757	$(66,519)	$54,886

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

50 Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund 51

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $13,220,162 as a capital gain dividend with respect to the taxable year ended December 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated 16.36% of ordinary income distributions as qualifying for the dividends received deduction for corporations.

52 Putnam VT Global Asset Allocation Fund

Shareholder meeting results (Unaudited)

February 27, 2014 special meeting

At the meeting, each of the nominees for Trustees was elected, with all funds of the Trust voting together as a single class, as follows:

	Votes for	Votes withheld

Liaquat Ahamed	545,333,593	24,865,496

Ravi Akhoury	545,906,178	24,292,911

Barbara M. Baumann	549,255,821	20,943,268

Jameson A. Baxter	548,878,213	21,320,877

Charles B. Curtis	548,266,326	21,932,764

Robert J. Darretta	548,954,413	21,244,676

Katinka Domotorffy	547,720,210	22,478,879

John A. Hill	548,926,132	21,272,957

Paul L. Joskow	548,318,739	21,880,351

Kenneth R. Leibler	549,128,017	21,071,073

Robert E. Patterson	548,989,554	21,209,535

George Putnam, III	548,805,405	21,393,685

Robert L. Reynolds	549,170,754	21,028,335

W. Thomas Stephens	548,523,544	21,675,546

A proposal to approve a new management contract between the fund and Putnam Management was approved as follows:

Votes for	Votes against	Abstentions	Broker non-votes

9,318,582	325,329	751,263	—

A proposal to adopt an Amended and Restated Declaration of Trust was approved, with all funds of the Trust voting together as a single class, as follows:

Votes for	Votes against	Abstentions	Broker non-votes

507,595,281	19,452,349	43,151,459	—

All tabulations are rounded to the nearest whole number.

Putnam VT Global Asset Allocation Fund 53

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution and Chair of its Investment Committee.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.	RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Board member of The Denver Foundation. Former Chair and current Board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, the Children's Hospital of Colorado.	Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Jameson A. Baxter Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None	
Charles B. Curtis Born 1940 Trustee since 2001	Senior Advisor to the Center for Strategic and International Studies. President Emeritus and former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Member of the Council on Foreign Relations and U.S. State Department International Security Advisory Board.	None	
Robert J. Darretta Born 1946 Trustee since 2007	From 2009 until 2012, served as Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy	
John A. Hill Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Global Markets and Corporate Ownership at The Columbia University Law School.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Paul L. Joskow Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services

54 Putnam VT Global Asset Allocation Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2014, there were 116 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive	Vice President, Treasurer, and Clerk	Vice President
Officer, and Compliance Liaison	Since 2010	Since 2004
Since 2004	Manager of Finance, Dunkin’ Brands	Director of Trustee Relations,
	(2008–2010); Senior Financial Analyst, Old	Putnam Investments and
Steven D. Krichmar (Born 1958)	Mutual Asset Management (2007–2008);	Putnam Management
Vice President and Principal Financial Officer	Senior Financial Analyst, Putnam Investments
Since 2002	(1999–2007)	Mark C. Trenchard (Born 1962)
Chief of Operations, Putnam Investments and		Vice President and BSA Compliance Officer
Putnam Management	Janet C. Smith (Born 1965)	Since 2002
	Vice President, Principal Accounting Officer,	Director of Operational Compliance,
Robert T. Burns (Born 1961)	and Assistant Treasurer	Putnam Investments and
Vice President and Chief Legal Officer	Since 2007	Putnam Retail Management
Since 2011	Director of Fund Administration Services,
General Counsel, Putnam Investments,	Putnam Investments and	Nancy E. Florek (Born 1957)
Putnam Management, and	Putnam Management	Vice President, Director of Proxy Voting and
Putnam Retail Management		Corporate Governance, Assistant Clerk, and
	Susan G. Malloy (Born 1957)	Associate Treasurer
Robert R. Leveille (Born 1969)	Vice President and Assistant Treasurer	Since 2000
Vice President and Chief Compliance Officer	Since 2007
Since 2007	Director of Accounting & Control
Chief Compliance Officer,	Services, Putnam Investments and
Putnam Investments, Putnam Management,	Putnam Management
and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is One Post Office Square, Boston, MA 02109.

Putnam VT Global Asset Allocation Fund 55

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56 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Investment Sub-Advisor	Legal Counsel	Kenneth R. Leibler
The Putnam Advisory Company, LLC	Ropes & Gray LLP	Robert E. Patterson
One Post Office Square		George Putnam, III
Boston, MA 02109	Independent Registered	Robert L. Reynolds
	Public Accounting Firm	W. Thomas Stephens
Marketing Services	PricewaterhouseCoopers LLP
Putnam Retail Management
One Post Office Square
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund 57

This report has been prepared for the shareholders	H505
of Putnam VT Global Asset Allocation Fund.	VTAN062 292451 2/15

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In July 2013, the Code of Ethics of Putnam Investment Management, LLC was amended. The changes to the Code of Ethics were as follows: (i) eliminating the requirement for employees to hold their shares of Putnam mutual funds for specified periods of time, (ii) removing the requirement to preclear transactions in certain kinds of exchange-traded funds and exchange-traded notes, although reporting of all such instruments remains required; (iii) eliminating the excessive trading rule related to employee transactions in securities requiring preclearance under the Code; (iv) adding provisions related to monitoring of employee trading; (v) changing from a set number of shares to a set dollar value of stock of mid- and large-cap companies on the Restricted List that can be purchased or sold; (vi) adding a requirement starting in March 2014 for employees to generally use certain approved brokers that provide Putnam with an electronic feed of transactions and statements for their personal brokerage accounts; and (vii) certain other changes.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta, and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2014	$99,567	$ —	$17,701	$ —
December 31, 2013	$103,311	$ —	$13,607	$ —

For the fiscal years ended December 31, 2014 and December 31, 2013, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $579,766 and $163,607 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2014	$ —	$562,065	$ —	$ —

December 31, 2013	$ —	$150,000	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 27, 2015